American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Small Cap Equity ETF (AVDS)
May 31, 2025

Avantis International Small Cap Equity ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Australia — 9.0%
29Metals Ltd.(1)(2)	21,052	2,706
Accent Group Ltd.	20,192	24,723
Adairs Ltd.	10,380	18,209
Aeris Resources Ltd.(1)(2)	10,602	1,164
Alkane Resources Ltd.(1)(2)	29,145	14,513
Amotiv Ltd.	6,514	33,242
AMP Ltd.	136,648	110,058
Amplitude Energy Ltd.(1)	74,956	9,424
Ansell Ltd.	7,712	156,832
Antipa Minerals Ltd.(1)	33,185	13,609
Arafura Rare Earths Ltd.(1)(2)	98,743	10,490
ARB Corp. Ltd.	3,888	77,609
Aurelia Metals Ltd.(1)	92,571	17,903
Aurizon Holdings Ltd.	16,212	30,828
Aussie Broadband Ltd.	13,072	34,989
Austal Ltd.(1)	26,070	92,788
Australian Clinical Labs Ltd.	9,923	18,208
Australian Ethical Investment Ltd.	6,224	23,653
Australian Finance Group Ltd.	12,580	17,834
Baby Bunting Group Ltd.(1)	2,564	2,859
Bank of Queensland Ltd.	39,105	196,887
Bannerman Energy Ltd.(1)	5,777	10,673
Bapcor Ltd.	19,076	64,292
Beach Energy Ltd.	91,816	79,577
Bega Cheese Ltd.	15,298	53,725
Bellevue Gold Ltd.(1)(2)	83,033	53,392
Bendigo & Adelaide Bank Ltd.	20,752	160,271
Berkeley Energia Ltd.(1)	9,922	3,491
Black Cat Syndicate Ltd.(1)	41,358	21,781
Boss Energy Ltd.(1)(2)	19,913	51,105
Bravura Solutions Ltd.	19,366	31,882
Breville Group Ltd.	5,144	96,886
Brickworks Ltd.	4,888	86,643
Brightstar Resources Ltd.(1)	14,050	5,375
Capricorn Metals Ltd.(1)	26,033	164,638
Catalyst Metals Ltd.(1)	10,709	44,659
Catapult Group International Ltd.(1)	11,567	43,600
Cettire Ltd.(1)(2)	9,211	2,344
Chalice Mining Ltd.(1)	92	69
Challenger Ltd.	20,426	100,227
Champion Iron Ltd.	23,607	65,946
Civmec Australia Ltd.	13,000	8,535
Clinuvel Pharmaceuticals Ltd.(2)	1,342	9,322
Coast Entertainment Holdings Ltd.(1)(2)	5,529	1,479
Codan Ltd.	937	10,866
Collins Foods Ltd.	6,512	32,594
Core Lithium Ltd.(1)(2)	90,415	5,243
Coronado Global Resources, Inc.	24,362	1,726
Credit Corp. Group Ltd.	3,358	29,693

Data#3 Ltd.	7,054	33,777
Deep Yellow Ltd.(1)	52,081	45,192
Delta Lithium Ltd.(1)	20,947	2,429
Deterra Royalties Ltd.	23,888	58,494
Develop Global Ltd.(1)	14,411	37,231
DGL Group Ltd.(1)	1,957	523
Dicker Data Ltd.	5,454	28,934
Domino's Pizza Enterprises Ltd.	3,937	59,491
Downer EDI Ltd.	38,422	150,583
DroneShield Ltd.(1)(2)	46,628	39,596
Dyno Nobel Ltd.	95,250	164,513
Elders Ltd.	8,753	35,542
Electro Optic Systems Holdings Ltd.(1)	5,477	6,524
Emerald Resources NL(1)	28,653	88,174
EML Payments Ltd.(1)	13,306	9,695
EQT Holdings Ltd.	1,155	23,517
EVT Ltd.	5,559	58,178
FireFly Metals Ltd.(1)	27,134	19,095
FleetPartners Group Ltd.(1)	11,179	21,379
Flight Centre Travel Group Ltd.	6,594	56,493
G8 Education Ltd.	19,403	15,323
Genesis Minerals Ltd.(1)	70,699	216,632
Gold Road Resources Ltd.	70,663	155,547
GrainCorp Ltd., A Shares	9,821	48,612
Grange Resources Ltd.	19,234	2,358
GWA Group Ltd.	6,957	10,313
Hansen Technologies Ltd.	10,546	34,692
Harvey Norman Holdings Ltd.	22,356	75,494
Healius Ltd.	37,315	21,048
Helia Group Ltd.	16,548	55,484
Helloworld Travel Ltd.	3,666	3,427
IDP Education Ltd.(2)	9,920	49,902
IGO Ltd.	35,743	89,482
Iluka Resources Ltd.	18,297	43,300
Imdex Ltd.	28,960	53,168
Immutep Ltd.(1)	20,824	3,817
Inghams Group Ltd.	20,567	49,703
Integral Diagnostics Ltd.	408	635
ioneer Ltd.(1)(2)	73,076	5,651
IRESS Ltd.	4,486	25,034
Johns Lyng Group Ltd.(2)	7,046	11,586
Judo Capital Holdings Ltd.(1)	42,722	39,249
Jumbo Interactive Ltd.	2,872	18,143
Jupiter Mines Ltd.	32,756	4,432
Karoon Energy Ltd.	42,349	45,439
Kelly Partners Group Holdings Ltd.(1)	1,235	8,446
Kelsian Group Ltd.	8,637	18,051
Kingsgate Consolidated Ltd.(1)	11,406	15,273
Kogan.com Ltd.	4,568	11,508
Lendlease Corp. Ltd.	37,453	140,956
Lifestyle Communities Ltd.	5,719	25,251
Lindian Resources Ltd.(1)	25,097	2,023
Lindsay Australia Ltd.	9,816	4,492
Liontown Resources Ltd.(1)(2)	76,007	29,656
Lovisa Holdings Ltd.	3,242	61,302

Maas Group Holdings Ltd.(2)	8,858	23,414
MAC Copper Ltd.(1)	3,088	38,080
Macquarie Technology Group Ltd.(1)	760	29,498
Magellan Financial Group Ltd.	9,441	50,936
Mayne Pharma Group Ltd.(1)	2,859	9,108
McMillan Shakespeare Ltd.	3,159	31,792
Meeka Metals Ltd.(1)	147,403	13,841
Megaport Ltd.(1)	10,389	90,728
Metals X Ltd.(1)(2)	34,946	11,939
Metcash Ltd.	50,730	110,536
Metro Mining Ltd.(1)	205,125	7,939
Mineral Resources Ltd.(1)	9,056	129,472
Monadelphous Group Ltd.	5,891	65,509
Mount Gibson Iron Ltd.(1)	12,140	2,271
Myer Holdings Ltd.	51,387	22,860
MyState Ltd.	1,485	3,924
Nanosonics Ltd.(1)	13,889	39,743
Neuren Pharmaceuticals Ltd.(1)	1,901	17,004
New Hope Corp. Ltd.	26,353	63,171
nib holdings Ltd.	30,796	133,492
Nick Scali Ltd.	4,820	59,394
Nickel Industries Ltd.	85,256	37,636
Nine Entertainment Co. Holdings Ltd.	80,372	83,743
Northern Star Resources Ltd.	369	5,018
Novonix Ltd.(1)	17,450	4,719
NRW Holdings Ltd.	24,295	43,848
Nufarm Ltd.(1)	19,480	29,923
Nuix Ltd.(1)	11,374	18,173
Objective Corp. Ltd.	1,485	18,405
OFX Group Ltd.(1)(2)	8,408	3,905
Omni Bridgeway Ltd.(1)	5,405	5,331
oOh!media Ltd.	32,586	35,230
Ora Banda Mining Ltd.(1)	70,596	52,483
Orora Ltd.	69,125	83,351
Paladin Energy Ltd.(1)	1,532	6,161
Paladin Energy Ltd.(1)(2)	1,378	5,452
Pantoro Gold Ltd.(1)	18,704	41,283
Perenti Ltd.	54,535	55,395
Perpetual Ltd.	5,095	58,134
Perseus Mining Ltd.	91,478	230,900
PEXA Group Ltd.(1)	4,712	38,558
Pilbara Minerals Ltd.(1)	98,281	78,585
Platinum Asset Management Ltd.(2)	15,942	5,651
Praemium Ltd.	24,898	11,707
Premier Investments Ltd.	4,794	63,173
PWR Holdings Ltd.	3,651	15,746
Ramelius Resources Ltd.	78,895	147,472
Redox Ltd.	10,113	18,538
Regal Partners Ltd.	6,543	9,827
Regis Resources Ltd.(1)	53,034	174,273
Reliance Worldwide Corp. Ltd.	38,058	108,163
Renascor Resources Ltd.(1)(2)	47,593	1,904
Resolute Mining Ltd.(1)	137,733	56,285
Ridley Corp. Ltd.	12,766	22,215
RPMGlobal Holdings Ltd.(1)	9,099	18,007

Sandfire Resources Ltd.(1)	26,534	197,563
Sayona Mining Ltd.(1)(2)	643,046	6,611
Select Harvests Ltd.(1)	9,389	28,189
Service Stream Ltd.	37,490	43,832
Silex Systems Ltd.(1)(2)	11,106	25,796
Silver Mines Ltd.(1)	101,018	6,478
Sims Ltd.	10,057	98,137
SiteMinder Ltd.(1)	12,056	35,734
SmartGroup Corp. Ltd.	7,467	35,101
Southern Cross Electrical Engineering Ltd.	14,792	17,166
SRG Global Ltd.	28,243	27,405
St Barbara Ltd.(1)	60,693	13,003
Stanmore Resources Ltd.	20,336	25,675
Star Entertainment Group Ltd.(1)(2)	36,455	2,465
Strandline Resources Ltd.(1)	970	6
Strike Energy Ltd.(1)	123,853	13,175
Super Retail Group Ltd.	8,111	74,848
Superloop Ltd.(1)	18,218	31,714
Syrah Resources Ltd.(1)	27,057	5,317
Telix Pharmaceuticals Ltd.(1)	1,104	18,600
Temple & Webster Group Ltd.(1)	3,009	42,674
Terracom Ltd.(2)	12,698	517
Tuas Ltd.(1)	10,892	40,811
Tyro Payments Ltd.(1)	15,171	8,655
Universal Store Holdings Ltd.	3,421	17,118
Vault Minerals Ltd.(1)	394,188	115,165
Ventia Services Group Pty. Ltd.	45,991	140,191
Viva Energy Group Ltd.	42,604	51,357
Vulcan Energy Resources Ltd.(1)(2)	7,852	19,675
WEB Travel Group Ltd.(1)	5,626	18,327
Webjet Group Ltd.(1)	6,423	3,667
West African Resources Ltd.(1)	77,615	142,665
Westgold Resources Ltd.	23,231	45,799
Whitehaven Coal Ltd.	44,133	158,128
Wildcat Resources Ltd.(1)	30,488	2,952
Zip Co. Ltd.(1)	44,265	56,549
		8,598,261
Austria — 1.1%
AT&S Austria Technologie & Systemtechnik AG(1)	3,731	71,961
CA Immobilien Anlagen AG	5,612	154,157
CPI Europe AG(1)	3,119	63,251
DO & Co. AG(1)	1,256	244,787
Lenzing AG(1)	2,819	84,551
Oesterreichische Post AG	4,713	160,978
Palfinger AG	2,503	84,409
Porr AG	3,117	103,064
Schoeller-Bleckmann Oilfield Equipment AG	1,079	37,408
Semperit AG Holding	281	4,503
Zumtobel Group AG	1,835	10,116
		1,019,185
Belgium — 1.5%
AGFA-Gevaert NV(1)	1,611	1,727
Barco NV	9,338	137,023
Bekaert SA	3,715	150,917
bpost SA(1)(2)	6,612	14,315

EVS Broadcast Equipment SA	779	30,015
Galapagos NV, ADR(1)(2)	4,597	132,210
KBC Ancora	91	6,620
Kinepolis Group NV	1,482	58,507
Melexis NV	2,127	142,993
Ontex Group NV(1)(2)	9,812	87,486
Proximus SADP	13,028	113,660
Solvay SA	5,601	184,202
Tessenderlo Group SA	1,447	44,299
Umicore SA	16,532	181,904
VGP NV	1,395	133,715
		1,419,593
Canada — 9.2%
5N Plus, Inc.(1)	3,004	17,643
Acadian Timber Corp.	203	2,658
Advantage Energy Ltd.(1)	6,434	52,415
Aecon Group, Inc.	2,564	35,237
Ag Growth International, Inc.	391	10,795
AGF Management Ltd., Class B	1,272	10,844
Air Canada(1)	6,955	97,305
Alamos Gold, Inc., Class A	11,827	306,286
Algoma Steel Group, Inc.(2)	3,207	16,966
Algonquin Power & Utilities Corp.	26,350	144,389
Allied Gold Corp.(1)	2,667	38,202
Altius Minerals Corp.	1,272	24,414
Altus Group Ltd.(2)	1,869	74,223
Americas Gold & Silver Corp.(1)(2)	17,340	10,614
Andlauer Healthcare Group, Inc.	578	22,512
Aris Mining Corp.(1)(2)	2,764	18,066
Aritzia, Inc.(1)	3,160	153,354
Arizona Metals Corp.(1)(2)	198	177
Atco Ltd., Class I	2,564	96,182
Athabasca Oil Corp.(1)	20,614	77,508
Atrium Mortgage Investment Corp.	1,272	10,344
Avino Silver & Gold Mines Ltd.(1)(2)	4,719	14,924
B2Gold Corp.	43,826	147,220
Badger Infrastructure Solutions Ltd.	1,272	41,348
Ballard Power Systems, Inc.(1)(2)	3,853	4,885
Baytex Energy Corp.	24,523	39,849
Birchcliff Energy Ltd.	7,726	36,481
Bird Construction, Inc.	1,918	37,791
Bitfarms Ltd.(1)	7,073	6,494
Boralex, Inc., A Shares	3,130	72,004
Boston Pizza Royalties Income Fund	353	4,939
Boyd Group Services, Inc.	740	110,524
Brookfield Wealth Solutions Ltd.(1)	1,143	66,947
BRP, Inc.	1,182	52,065
Calian Group Ltd.	99	2,850
Calibre Mining Corp.(1)	26,226	60,580
Canada Goose Holdings, Inc.(1)(2)	1,272	15,386
Canfor Corp.(1)	1,272	12,049
Capital Power Corp.	5,148	206,430
Capstone Copper Corp.(1)	19,919	107,988
Cardinal Energy Ltd.	3,853	17,267
Cargojet, Inc.	168	11,439

Cascades, Inc.	2,564	16,516
Celestica, Inc. (Toronto)(1)	54	6,253
Centerra Gold, Inc.	6,434	45,899
CES Energy Solutions Corp.	7,726	35,186
Chorus Aviation, Inc.(1)	356	5,414
CI Financial Corp.	5,145	117,832
Cineplex, Inc.(1)	2,288	19,640
Cogeco Communications, Inc.	538	27,089
Cogeco, Inc.(2)	168	8,029
Computer Modelling Group Ltd.	2,564	12,555
Defi Technologies, Inc.(1)	10,434	41,436
Definity Financial Corp.	2,564	139,228
Docebo, Inc.(1)	776	21,205
Doman Building Materials Group Ltd.	2,634	16,122
DREAM Unlimited Corp., Class A	1,272	17,138
Dundee Precious Metals, Inc.	6,443	99,296
Dynacor Group, Inc.	849	2,951
ECN Capital Corp.	3,207	6,520
Eldorado Gold Corp.(1)	8,158	164,605
Endeavour Silver Corp.(1)(2)	9,748	35,019
Enerflex Ltd.	5,641	39,748
Enghouse Systems Ltd.	1,272	24,460
Ensign Energy Services, Inc.(1)(2)	2,564	3,718
EQB, Inc.	1,272	87,720
Equinox Gold Corp.(1)(2)	15,677	104,068
ERO Copper Corp.(1)(2)	2,564	36,208
Exchange Income Corp.	961	40,314
Extendicare, Inc.	1,918	20,167
Fiera Capital Corp.(2)	3,458	13,859
Finning International, Inc.	4,926	181,842
Firm Capital Mortgage Investment Corp.	1,446	12,823
First Majestic Silver Corp.	10,313	63,651
First National Financial Corp.	626	17,726
Fortuna Mining Corp.(1)	10,950	64,072
Freehold Royalties Ltd.	5,299	46,490
Frontera Energy Corp.	1,221	5,169
G Mining Ventures Corp.(1)	3,400	50,368
Galiano Gold, Inc.(1)(2)	5,780	7,834
Gibson Energy, Inc.	5,788	95,570
goeasy Ltd.	626	68,181
GoGold Resources, Inc.(1)	12,745	18,017
Hammond Power Solutions, Inc.	153	11,041
Headwater Exploration, Inc.	6,434	29,255
Hudbay Minerals, Inc.	14,061	125,308
Hut 8 Corp.(1)(2)	1,535	23,377
IAMGOLD Corp.(1)	22,007	150,738
Innergex Renewable Energy, Inc.	5,700	56,736
Interfor Corp.(1)	1,942	17,745
International Petroleum Corp.(1)(2)	3,207	46,574
Journey Energy, Inc.(1)	1,272	1,539
K92 Mining, Inc.(1)	10,080	104,667
Kelt Exploration Ltd.(1)	6,434	31,318
Labrador Iron Ore Royalty Corp.	2,215	46,742
Laurentian Bank of Canada	1,272	28,362
Leon's Furniture Ltd.	930	18,670

Lightspeed Commerce, Inc.(1)	1,515	15,842
Linamar Corp.	1,463	66,884
Lithium Americas Corp.(1)(2)	6,322	16,907
Lithium Argentina AG(1)(2)	1,918	3,368
Lotus Creek Exploration, Inc.(1)	386	242
Lundin Gold, Inc.	3,853	186,172
Major Drilling Group International, Inc.(1)	1,272	7,489
Maple Leaf Foods, Inc.	2,564	50,949
Martinrea International, Inc.	2,564	15,750
Mattr Corp.(1)(2)	2,564	17,637
MCAN Mortgage Corp.	1,076	15,454
MDA Space Ltd.(1)	5,131	106,146
Medical Facilities Corp.	815	9,383
MEG Energy Corp.	7,107	124,393
Meren Energy, Inc.	16,758	21,980
Methanex Corp.	2,253	73,713
Mullen Group Ltd.	2,564	26,063
National Bank of Canada	184	18,110
Neo Performance Materials, Inc.	1,272	8,759
New Gold, Inc.(1)	36,276	161,244
New Pacific Metals Corp.(1)	1,918	2,669
North American Construction Group Ltd.	1,272	21,874
North West Co., Inc.	1,827	76,230
Northland Power, Inc.	9,285	138,428
Novagold Resources, Inc.(1)	632	2,263
NuVista Energy Ltd.(1)	5,788	58,287
Obsidian Energy Ltd.(1)(2)	2,564	12,275
OceanaGold Corp.	26,981	120,125
Onex Corp.	1,272	94,421
OR Royalties, Inc.	233	5,954
Orla Mining Ltd.(1)(2)	10,084	106,619
Paramount Resources Ltd., A Shares	2,564	35,592
Parex Resources, Inc.	3,439	34,005
Parkland Corp.	3,853	108,766
Pason Systems, Inc.	2,486	21,919
Pet Valu Holdings Ltd.	1,272	28,594
PetroTal Corp.	25,776	10,894
Peyto Exploration & Development Corp.	7,726	104,151
PHX Energy Services Corp.	1,918	11,111
Pine Cliff Energy Ltd.	7,726	3,209
Pizza Pizza Royalty Corp.	1,272	13,607
PrairieSky Royalty Ltd.	3,927	66,215
Precision Drilling Corp.(1)(2)	626	27,054
Premium Brands Holdings Corp.(2)	1,444	85,629
Propel Holdings, Inc.(2)	1,076	25,254
Quebecor, Inc., Class B	1,602	45,071
Quipt Home Medical Corp.(1)	626	1,122
Real Matters, Inc.(1)(2)	2,564	10,668
Richelieu Hardware Ltd.(2)	1,833	46,187
Rogers Sugar, Inc.	2,564	10,537
Russel Metals, Inc.	2,167	64,851
Sandstorm Gold Ltd.	8,369	73,850
Savaria Corp.	825	11,506
Seabridge Gold, Inc.(1)(2)	2,564	31,481
Secure Waste Infrastructure Corp.	8,369	93,426

Sienna Senior Living, Inc.	3,083	41,830
Silvercorp Metals, Inc.	5,145	20,245
Solaris Resources, Inc.(1)(2)	1,272	5,654
South Bow Corp.	6,000	155,514
Spartan Delta Corp.(1)(2)	3,853	8,647
Spin Master Corp., VTG Shares	1,076	18,817
Sprott, Inc.	323	18,723
SSR Mining, Inc.(1)	8,945	105,918
StorageVault Canada, Inc.	7,761	23,413
Strathcona Resources Ltd.	55	1,166
SunOpta, Inc.(1)(2)	1,918	12,159
Superior Plus Corp.	6,434	36,522
Surge Energy, Inc.	3,207	12,432
Tamarack Valley Energy Ltd.	18,752	59,712
Taseko Mines Ltd.(1)	11,300	25,443
TerraVest Industries, Inc.(2)	495	61,048
Timbercreek Financial Corp.	2,564	13,732
Topaz Energy Corp.	1,185	21,717
Torex Gold Resources, Inc.(1)	2,964	95,161
Total Energy Services, Inc.	1,272	9,593
Tourmaline Oil Corp.	50	2,255
TransAlta Corp.	8,721	85,218
Transcontinental, Inc., Class A	1,918	29,881
Trican Well Service Ltd.	6,434	20,113
Trilogy Metals, Inc.(1)	5,285	6,316
Triple Flag Precious Metals Corp.	1,995	43,713
Trisura Group Ltd.(1)	626	18,447
Uranium Royalty Corp.(1)	4,120	9,127
Valeura Energy, Inc.(1)	4,499	21,637
Vermilion Energy, Inc.	4,829	31,528
Wajax Corp.	1,272	20,845
Wesdome Gold Mines Ltd.(1)	4,719	62,686
Westshore Terminals Investment Corp.	1,272	24,701
Whitecap Resources, Inc.	46,497	290,024
Winpak Ltd.	1,272	40,903
		8,826,773
Denmark — 1.6%
ALK-Abello AS(1)	258	6,993
Alm Brand AS	47,418	117,297
Bavarian Nordic AS(1)	2,448	64,542
cBrain AS	421	10,853
Chemometec AS	645	51,945
D/S Norden AS	838	25,455
Dfds AS(1)	1,307	20,881
FLSmidth & Co. AS	1,346	77,777
GN Store Nord AS(1)	4,308	63,270
Green Hydrogen Systems AS(1)	1,379	88
H&H International AS, B Shares(1)	579	11,885
Harboes Bryggeri AS, Class B	55	1,242
ISS AS	5,754	154,652
Netcompany Group AS(1)	1,188	54,978
Nilfisk Holding AS(1)	474	6,646
NKT AS(1)	2,064	176,882
NTG Nordic Transport Group AS(1)	282	8,804
Per Aarsleff Holding AS	697	63,165

Ringkjoebing Landbobank AS	733	148,445
Royal Unibrew AS	2,470	205,219
Schouw & Co. AS	509	45,245
Skjern Bank	86	2,667
Solar AS, B Shares	199	9,387
SP Group AS	153	7,153
Sparekassen Sjaelland-Fyn AS	500	23,609
Sydbank AS	2,366	158,190
TORM PLC, Class A	2,294	38,388
		1,555,658
Finland — 1.0%
Anora Group OYJ(2)	2,179	7,993
Citycon OYJ(2)	7,326	31,165
Finnair OYJ(1)(2)	7,866	26,318
F-Secure OYJ	5,149	11,515
Incap OYJ(1)	766	9,411
Kalmar OYJ, B Shares	2,715	95,755
Kemira OYJ	6,855	150,732
Kojamo OYJ(1)	3,160	37,932
Mandatum OYJ	19,085	112,162
Marimekko OYJ	2,179	33,114
Metsa Board OYJ, Class B(2)	4,950	18,291
Nokian Renkaat OYJ(2)	7,907	58,942
Outokumpu OYJ	22,816	88,371
Puuilo OYJ	5,233	77,403
QT Group OYJ(1)	1,245	83,509
Raisio OYJ, V Shares	3,274	9,111
Revenio Group OYJ	1,029	31,489
TietoEVRY OYJ	3,348	61,086
Tokmanni Group Corp.(2)	2,930	36,756
WithSecure OYJ(1)	5,289	6,219
YIT OYJ(1)	8,304	25,572
		1,012,846
France — 3.0%
Antin Infrastructure Partners SA	2,023	26,052
Aperam SA	3,051	92,725
Aramis Group SAS(1)	1,642	14,498
Assystem SA	352	16,581
Atos SE(1)	159	6,932
Beneteau SACA(2)	2,660	25,484
Boiron SA	316	8,667
Carbios SACA(1)	315	2,768
Catana Group(2)	1,185	4,645
Cie des Alpes	1,500	31,097
Clariane SE(1)	18,062	77,449
Coface SA	7,046	131,804
Derichebourg SA	8,264	56,540
Elior Group SA(1)	7,301	25,815
Equasens	349	19,627
Eramet SA(1)	592	34,856
Esso SA Francaise	80	12,297
Etablissements Maurel et Prom SA	5,528	30,036
Euroapi SA(1)	1,867	6,331
Eutelsat Communications SACA(1)(2)	8,025	29,886
Fnac Darty SA	926	31,951

Forvia SE	6,701	62,951
Genfit SA(1)(2)	2,441	11,149
ID Logistics Group SACA(1)	207	98,606
Imerys SA	2,435	81,115
IPSOS SA	2,160	110,196
Kaufman & Broad SA	878	33,425
La Francaise De L'energie SACA(1)(2)	228	7,716
Louis Hachette Group	45,993	85,813
Maisons du Monde SA(2)	1,256	3,564
Mersen SA	1,223	28,407
Metropole Television SA	1,726	24,311
Nexans SA	1,188	136,652
Nexity SA(1)	3,131	35,607
Opmobility	4,159	50,751
OVH Groupe SAS(1)	2,285	36,313
Quadient SA	592	11,065
Remy Cointreau SA(2)	1,415	75,819
ReWorld Media SA(1)	1,033	1,899
Seche Environnement SACA	121	13,438
SES SA	31,001	176,755
SMCP SA(1)(2)	3,053	14,600
Societe BIC SA	1,801	111,252
SOITEC(1)	435	21,451
Solutions 30 SE(1)(2)	6,359	11,348
STIF SA	193	11,368
Sword Group	429	16,532
Television Francaise 1 SA	3,125	30,219
Trigano SA	694	101,663
Ubisoft Entertainment SA(1)	5,602	64,167
Valeo SE	12,506	131,715
Vallourec SACA	15,400	260,721
Valneva SE(1)(2)	147	465
Vicat SACA	1,293	84,127
Viridien(1)	360	22,660
Vivendi SE	18,205	61,434
Voltalia SA(1)(2)	2,145	21,487
VusionGroup	350	90,458
X-Fab Silicon Foundries SE(1)(2)	4,271	24,927
		2,852,187
Germany — 3.8%
1&1 AG	1,343	27,837
2G Energy AG	366	12,782
7C Solarparken AG	1,799	4,080
Adesso SE	85	8,479
Adtran Networks SE	472	11,042
AIXTRON SE	3,085	42,595
All for One Group SE	114	7,378
AlzChem Group AG	248	35,120
Amadeus Fire AG	168	14,253
Aroundtown SA(1)	32,529	103,426
Atoss Software SE	245	36,148
Aumann AG	246	3,527
Aurubis AG	1,297	114,036
Basler AG(1)	192	2,013
BayWa AG(1)	650	6,600

Befesa SA	1,263	39,059
Bijou Brigitte AG	120	6,080
Bilfinger SE	1,222	108,128
Borussia Dortmund GmbH & Co. KGaA	2,336	10,121
BRANICKS Group AG(1)	665	1,355
CANCOM SE	1,106	35,379
Ceconomy AG(1)	6,632	20,006
Cewe Stiftung & Co. KGaA	127	14,403
Clearvise AG(1)	428	806
Datagroup SE	92	5,825
Dermapharm Holding SE	610	24,276
Deutsche Beteiligungs AG	468	13,471
Deutsche Pfandbriefbank AG(1)	5,257	34,377
Deutsche Rohstoff AG	210	8,467
Deutz AG	5,960	50,040
Draegerwerk AG & Co. KGaA	56	3,511
Draegerwerk AG & Co. KGaA, Preference Shares	243	18,517
Duerr AG	1,908	49,687
Eckert & Ziegler SE	513	36,037
Elmos Semiconductor SE	191	14,697
ElringKlinger AG	838	4,320
Energiekontor AG(1)	30	1,455
Fielmann Group AG	893	56,799
flatexDEGIRO AG	3,923	109,033
Formycon AG(1)	30	808
Fraport AG Frankfurt Airport Services Worldwide(1)	1,102	76,512
Freenet AG	3,729	123,173
Friedrich Vorwerk Group SE	193	13,336
Gerresheimer AG	116	8,347
GFT Technologies SE	584	15,956
Grand City Properties SA(1)	2,408	30,579
Grenke AG	855	13,516
Heidelberger Druckmaschinen AG(1)	8,110	13,365
HelloFresh SE(1)	6,614	78,513
Hensoldt AG	1,638	171,409
Hornbach Holding AG & Co. KGaA	247	24,932
HUGO BOSS AG	1,764	81,737
Hypoport SE(1)	35	7,793
Indus Holding AG	609	15,182
Instone Real Estate Group SE	472	4,818
IONOS Group SE(1)	921	42,688
Jenoptik AG	1,346	29,574
JOST Werke SE	456	26,352
Jungheinrich AG, Preference Shares	1,673	67,169
K&S AG	7,318	133,275
Kloeckner & Co. SE	2,437	17,394
Koenig & Bauer AG(1)	474	7,000
Kontron AG(1)	349	9,106
Krones AG	494	77,810
Lang & Schwarz AG	388	9,883
Lanxess AG	3,421	105,788
LPKF Laser & Electronics SE(1)	807	7,426
MBB SE	71	12,361
Medios AG(1)	120	1,595
Mutares SE & Co. KGaA	664	24,885

Nagarro SE(1)	277	18,288
Nordex SE(1)	4,526	91,888
Norma Group SE	1,033	14,550
Patrizia SE	1,575	14,710
Pentixapharm Holding AG(1)	39	114
Pfeiffer Vacuum Technology AG	128	23,196
ProCredit Holding AG	930	11,094
ProSiebenSat.1 Media SE	4,534	36,442
Puma SE	2,842	73,737
PVA TePla AG(1)	877	16,943
RENK Group AG	1,689	150,560
SAF-Holland SE	1,958	36,280
Salzgitter AG	1,112	26,534
Schaeffler AG	5,059	24,357
Schott Pharma AG & Co. KGaA	1,179	38,153
Secunet Security Networks AG	15	3,495
SGL Carbon SE(1)	1,796	7,520
Siltronic AG	696	28,628
Sixt SE	315	29,904
Sixt SE, Preference Shares	418	28,523
SMA Solar Technology AG(1)	364	8,066
Steico SE(1)	56	1,364
STO SE & Co. KGaA, Preference Shares	55	7,252
STRATEC SE(1)	159	5,090
Stroeer SE & Co. KGaA	1,223	70,847
Suedzucker AG	1,956	25,036
SUSS MicroTec SE	320	13,915
TAG Immobilien AG	5,639	95,323
Takkt AG	473	3,767
TeamViewer SE(1)	4,083	47,615
thyssenkrupp AG	17,460	170,031
United Internet AG	2,745	71,574
Verbio SE	571	6,056
VIB Vermoegen AG	155	1,290
Vossloh AG	403	35,100
Wacker Chemie AG	615	43,777
Wacker Neuson SE	1,332	33,808
Wuestenrot & Wuerttembergische AG	915	14,399
		3,676,673
Hong Kong — 1.4%
Bright Smart Securities & Commodities Group Ltd.(2)	36,000	33,248
Cafe de Coral Holdings Ltd.	10,000	8,866
China Beststudy Education Group	5,000	3,300
Chow Sang Sang Holdings International Ltd.	17,000	17,305
CITIC Telecom International Holdings Ltd.	92,000	26,610
Comba Telecom Systems Holdings Ltd.(1)	136,000	26,589
Cowell e Holdings, Inc.(1)(2)	4,000	11,361
Dah Sing Banking Group Ltd.	20,400	23,101
Dah Sing Financial Holdings Ltd.	9,600	35,878
Dream International Ltd.	14,000	10,187
EC Healthcare	1,000	77
E-Commodities Holdings Ltd.(2)	40,000	3,819
First Pacific Co. Ltd.	80,000	54,922
Giordano International Ltd.	30,000	5,546
Guotai Junan International Holdings Ltd.	92,000	13,531

Hang Lung Group Ltd.	49,000	70,273
Hao Tian International Construction Investment Group Ltd.(1)	88,000	4,431
Health & Happiness H&H International Holdings Ltd.	6,500	10,670
HKBN Ltd.	59,000	37,220
Hong Kong Technology Venture Co. Ltd.	4,000	852
Hong Kong Zcloud Technology Construction Ltd.(1)	8,000	11,760
Hutchison Telecommunications Hong Kong Holdings Ltd.	24,000	2,909
Hysan Development Co. Ltd.	37,000	60,793
IGG, Inc.	41,000	18,442
Impro Precision Industries Ltd.	29,000	9,366
Johnson Electric Holdings Ltd.	22,000	58,672
JS Global Lifestyle Co. Ltd.(1)(2)	64,500	16,347
Luk Fook Holdings International Ltd.	19,000	43,915
Man Wah Holdings Ltd.	97,600	51,593
Melco International Development Ltd.(1)(2)	38,000	16,149
Mobvista, Inc.(1)	38,000	29,732
New World Development Co. Ltd.(1)(2)	47,000	28,572
Pacific Basin Shipping Ltd.	313,000	77,147
Pacific Textiles Holdings Ltd.	15,000	2,443
PAX Global Technology Ltd.	32,000	19,500
PC Partner Group Ltd.	20,000	16,401
Plover Bay Technologies Ltd.(2)	14,000	10,561
Singamas Container Holdings Ltd.	78,000	6,649
SJM Holdings Ltd.(1)(2)	57,000	16,827
Stella International Holdings Ltd.	41,000	73,141
SUNeVision Holdings Ltd.	44,000	37,642
Television Broadcasts Ltd.(1)(2)	20,900	8,525
Texhong International Group Ltd.	2,000	867
Theme International Holdings Ltd.(1)(2)	160,000	9,873
Truly International Holdings Ltd.	46,000	5,789
United Energy Group Ltd.	400,000	23,932
United Laboratories International Holdings Ltd.	32,000	59,514
Value Partners Group Ltd.(2)	57,000	10,199
Vitasoy International Holdings Ltd.	40,000	46,247
VSTECS Holdings Ltd.(2)	20,000	15,893
VTech Holdings Ltd.	11,500	76,432
Yue Yuen Industrial Holdings Ltd.	43,500	65,357
		1,328,975
Ireland — 0.2%
Cairn Homes PLC	1,991	4,940
Dalata Hotel Group PLC	11,488	75,001
Glanbia PLC	1,139	16,571
Glenveagh Properties PLC(1)	16,885	34,467
Origin Enterprises PLC	5,608	22,481
Uniphar PLC	18,155	74,497
		227,957
Israel — 2.9%
Airport City Ltd.(1)	2,547	39,940
Alony Hetz Properties & Investments Ltd.	5,966	50,590
Altshuler Shaham Finance Ltd.	2,058	3,292
Amot Investments Ltd.	9,894	55,176
Aryt Industries Ltd.	2,333	13,877
Ashdod Refinery Ltd.(1)	278	4,620
Ashtrom Group Ltd.	1,874	30,333
Aura Investments Ltd.	5,374	26,601

Bet Shemesh Engines Holdings 1997 Ltd.(1)	210	29,046
Bezeq The Israeli Telecommunication Corp. Ltd.	22,650	35,384
Big Shopping Centers Ltd.(1)	553	89,241
Blue Square Real Estate Ltd.	235	22,669
Caesarstone Ltd.(1)	456	775
Carasso Motors Ltd.	1,188	10,145
Cellcom Israel Ltd.(1)	5,224	37,400
Ceragon Networks Ltd.(1)	2,097	4,760
Clal Insurance Enterprises Holdings Ltd.	2,511	78,527
Danel Adir Yeoshua Ltd.	158	18,217
Danya Cebus Ltd.	120	3,669
Delek Automotive Systems Ltd.(1)	1,413	10,923
Delek Group Ltd.	351	61,916
Delta Galil Ltd.	423	21,375
Direct Finance of Direct Group 2006 Ltd.	57	8,549
Doral Group Renewable Energy Resources Ltd.(1)	2,480	10,171
El Al Israel Airlines(1)	11,684	43,264
Electra Consumer Products 1970 Ltd.	281	8,116
Energix-Renewable Energies Ltd.	8,442	26,815
Enlight Renewable Energy Ltd.(1)	2,672	52,304
Equital Ltd.(1)	950	35,611
Fattal Holdings 1998 Ltd.(1)	314	47,593
FIBI Holdings Ltd.	767	50,503
Formula Systems 1985 Ltd.	285	30,407
Fox Wizel Ltd.	349	29,555
G City Ltd.	3,312	11,650
Gilat Satellite Networks Ltd.(1)	1,679	9,543
Hagag Group Real Estate Development(1)	650	3,190
Harel Insurance Investments & Financial Services Ltd.	3,958	80,267
Hilan Ltd.	509	37,074
Hiper Global Ltd.	458	2,418
IDI Insurance Co. Ltd.	282	15,692
IES Holdings Ltd.(1)	49	3,268
Inmode Ltd.(1)	1,724	25,274
Inrom Construction Industries Ltd.	5,144	25,775
Isracard Ltd.	7,081	33,406
Israel Canada TR Ltd.	1,824	5,788
Israel Corp. Ltd.	123	38,452
Isras Holdings Ltd.(1)	123	14,080
Isras Investment Co. Ltd.	51	11,857
Ituran Location & Control Ltd.	472	17,976
Kenon Holdings Ltd.	665	23,730
Kornit Digital Ltd.(1)	207	4,513
Kvutzat Acro Ltd.	472	6,307
Land Development Nimrodi Group Ltd.	281	2,479
M Yochananof & Sons Ltd.	121	9,304
Magic Software Enterprises Ltd.	699	11,231
Malam-Team Holding Ltd.(1)	123	5,304
Matrix IT Ltd.	1,456	42,892
Max Stock Ltd.	3,421	14,250
Maytronics Ltd.	1,116	1,519
Mega Or Holdings Ltd.	697	26,351
Melisron Ltd.	231	21,595
Menora Mivtachim Holdings Ltd.	838	48,938
Meshek Energy Renewable Energies Ltd.(1)	8,486	7,371

Migdal Insurance & Financial Holdings Ltd.	14,567	31,909
Mivne Real Estate KD Ltd.	24,977	76,358
Mivtach Shamir Holdings Ltd.	169	13,224
Nano Dimension Ltd., ADR(1)	7,375	11,431
Nano-X Imaging Ltd.(1)	88	451
Next Vision Stabilized Systems Ltd.	2,588	71,697
Nexxen International Ltd.(1)	881	10,247
Nexxen International Ltd.(1)	130	1,511
Novolog Ltd.	8,978	3,512
Oddity Tech Ltd., Class A(1)	1,094	81,426
Oil Refineries Ltd.	142,098	36,599
One Software Technologies Ltd.	1,945	43,273
OPC Energy Ltd.(1)	4,009	44,815
Palram Industries 1990 Ltd.	473	10,914
Partner Communications Co. Ltd.	5,213	35,965
Paz Retail & Energy Ltd.	383	60,475
Perion Network Ltd.(1)	1,412	15,088
Phoenix Financial Ltd.	8,606	207,481
Polyram Plastic Industries Ltd.	885	2,754
Prashkovsky Investments & Construction Ltd.	192	4,700
Priortech Ltd.(1)	130	5,767
Property & Building Corp. Ltd.	51	3,793
Qualitau Ltd.	127	10,658
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	243	20,357
Retailors Ltd.	610	10,732
Riskified Ltd., Class A(1)	1,461	7,320
Sapiens International Corp. NV	995	28,140
Scope Metals Group Ltd.(1)	210	8,307
Shapir Engineering & Industry Ltd.	714	5,513
Shikun & Binui Ltd.(1)	12,330	42,502
Shufersal Ltd.	11,147	111,796
SimilarWeb Ltd.(1)	615	4,563
Strauss Group Ltd.	1,919	46,874
Summit Real Estate Holdings Ltd.	1,642	25,025
Tadiran Group Ltd.	38	1,666
Tel Aviv Stock Exchange Ltd.	3,730	61,471
ZIM Integrated Shipping Services Ltd.	4,865	84,894
		2,796,066
Italy — 3.0%
ACEA SpA	2,096	50,510
Ariston Holding NV(1)	4,792	26,043
Arnoldo Mondadori Editore SpA	6,697	16,375
Avio SpA	933	22,602
Azimut Holding SpA	7,116	207,891
Banca IFIS SpA(2)	1,378	36,267
Banca Popolare di Sondrio SpA	21,555	290,908
Banca Sistema SpA(1)	4,762	9,399
Banco di Desio e della Brianza SpA	2,298	20,508
BFF Bank SpA(1)	10,453	107,901
Biesse SpA	385	3,109
Brembo NV	8,236	75,376
Carel Industries SpA(2)	456	10,717
Cementir Holding NV	3,078	48,759
CIR SpA-Compagnie Industriali(1)	45,302	31,521
Credito Emiliano SpA	5,169	71,034

d'Amico International Shipping SA(2)	2,319	8,692
Danieli & C Officine Meccaniche SpA(2)	626	25,546
Danieli & C Officine Meccaniche SpA, Preference Shares	2,407	77,055
Datalogic SpA	650	3,352
Digital Bros SpA(1)(2)	192	2,969
doValue SpA(1)(2)	2,660	7,047
El.En. SpA	2,600	31,695
Enav SpA(1)	13,727	65,712
Equita Group SpA	1,580	8,111
ERG SpA	1,681	35,549
Esprinet SpA(2)	1,033	4,645
Eurogroup Laminations SpA	2,588	8,159
Ferretti SpA(2)	6,442	20,940
Fila SpA(2)	1,727	18,815
Fincantieri SpA(1)	4,523	80,840
GVS SpA(1)	2,828	13,698
Intercos SpA	548	8,894
Iren SpA	34,201	106,489
Iveco Group NV	11,601	231,010
Juventus Football Club SpA(1)(2)	8,275	29,569
Maire SpA	9,294	118,706
MARR SpA(2)	1,862	20,211
MFE-MediaForEurope NV, Class A	11,457	42,131
MFE-MediaForEurope NV, Class B(2)	3,696	17,789
NewPrinces SpA(1)	990	20,485
OVS SpA	11,979	51,383
Pharmanutra SpA	183	10,387
Piaggio & C SpA	8,249	17,033
RAI Way SpA	5,409	36,251
Revo SpA(1)	1,714	31,155
Safilo Group SpA(1)	11,480	11,696
Saipem SpA(2)	45,276	112,283
Salvatore Ferragamo SpA(1)	4,225	27,463
Sanlorenzo SpA(2)	698	24,160
Sesa SpA(2)	349	32,419
Sogefi SpA	4,029	10,013
SOL SpA	2,525	131,298
Spaxs SpA(1)	3,209	13,674
Tamburi Investment Partners SpA(2)	5,602	51,214
Technogym SpA	7,450	100,938
Webuild SpA(2)	33,782	137,826
Wiit SpA(2)	544	10,598
Zignago Vetro SpA	2,143	20,261
		2,867,081
Japan — 32.0%
77 Bank Ltd.	2,900	97,914
A&D HOLON Holdings Co. Ltd.	1,300	18,087
Access Co. Ltd.(1)	500	2,951
Achilles Corp.	200	1,727
AD Works Group Co. Ltd.	5,000	10,488
Adastria Co. Ltd.	1,100	21,359
ADEKA Corp.	4,100	75,614
Advanced Media, Inc.	100	727
Adventure, Inc.	100	2,548
Aeon Fantasy Co. Ltd.	600	11,016

AEON Financial Service Co. Ltd.	6,900	62,726
Aeon Hokkaido Corp.	2,400	14,705
Ahresty Corp.	200	996
Ai Holdings Corp.	120	1,915
Aica Kogyo Co. Ltd.	2,900	73,150
Aichi Corp.	1,600	15,254
Aichi Electric Co. Ltd.	100	3,328
Aichi Financial Group, Inc.	2,100	37,603
Aichi Steel Corp.	600	31,047
Aichi Tokei Denki Co. Ltd.	100	1,513
Aida Engineering Ltd.	2,100	13,704
Aiful Corp.	19,400	53,552
Ain Holdings, Inc.	1,600	62,486
Aiphone Co. Ltd.	200	3,672
Airman Corp.	100	1,361
Airport Facilities Co. Ltd.	500	2,802
Airtrip Corp.	600	3,877
Aisan Industry Co. Ltd.	2,400	30,766
AIT Corp.	200	2,419
Akatsuki, Inc.	500	10,050
Akebono Brake Industry Co. Ltd.(1)	8,700	6,125
Akita Bank Ltd.	900	18,558
Albis Co. Ltd.	100	2,111
Alconix Corp.	2,000	23,562
Alfresa Holdings Corp.	8,100	109,317
Alinco, Inc.	300	2,093
Alleanza Holdings Co. Ltd.	300	2,134
Allied Telesis Holdings KK	4,400	4,978
Alpen Co. Ltd.	1,000	16,209
Alpha Systems, Inc.	100	2,349
AlphaPolis Co. Ltd.	700	7,476
Alps Alpine Co. Ltd.	9,900	94,802
Altech Corp.	300	5,755
Amano Corp.	2,400	70,750
Amiyaki Tei Co. Ltd.	600	6,083
Amuse, Inc.	100	1,126
Amvis Holdings, Inc.	1,300	4,081
Anabuki Kosan, Inc.	100	1,493
Anest Iwata Corp.	300	2,932
Anicom Holdings, Inc.	3,900	18,398
Anritsu Corp.	9,200	104,533
Anycolor, Inc.	2,100	57,221
AnyMind Group, Inc.(1)	1,000	4,086
Aohata Corp.	100	1,807
AOKI Holdings, Inc.	2,200	22,938
Aoyama Trading Co. Ltd.	2,700	40,809
Aoyama Zaisan Networks Co. Ltd.	800	10,063
Aozora Bank Ltd.	4,100	59,713
Arakawa Chemical Industries Ltd.	300	2,318
Arata Corp.	1,100	23,104
Araya Industrial Co. Ltd.	300	9,731
ARCLANDS Corp.	2,887	34,232
Arcs Co. Ltd.	2,400	47,670
Arealink Co. Ltd.	1,100	16,295
Argo Graphics, Inc.	900	31,582

Arisawa Manufacturing Co. Ltd.	1,600	15,739
Artience Co. Ltd.	2,200	45,378
Artnature, Inc.	300	1,534
Artner Co. Ltd.	100	1,332
As One Corp.	1,300	20,077
Asahi Co. Ltd.	800	7,545
Asahi Diamond Industrial Co. Ltd.	2,200	11,150
Asahi Net, Inc.	400	1,877
Asahi Printing Co. Ltd.	300	1,805
Asahi Yukizai Corp.	500	13,519
Asanuma Corp.	4,500	22,979
Asax Co. Ltd.	300	1,444
Ascentech KK	600	5,678
Asia Pile Holdings Corp.	1,200	7,837
ASKA Pharmaceutical Holdings Co. Ltd.	900	14,579
ASKUL Corp.	1,300	13,956
Atom Corp.(1)	100	451
Atrae, Inc.	500	2,302
Aucnet, Inc.	600	6,413
Autobacs Seven Co. Ltd.	4,000	40,162
Avant Group Corp.	1,500	15,975
Awa Bank Ltd.	1,900	37,156
Axial Retailing, Inc.	4,200	33,276
Axyz Co. Ltd.	100	2,221
AZ-COM MARUWA Holdings, Inc.	2,800	20,625
AZOOM Co. Ltd.	100	5,799
Bando Chemical Industries Ltd.	600	6,745
Bank of Innovation, Inc.(1)	100	6,426
Bank of Iwate Ltd.	900	18,636
Bank of Nagoya Ltd.	600	33,505
Bank of Saga Ltd.	1,000	15,227
Bank of the Ryukyus Ltd.	2,200	17,712
Baroque Japan Ltd.	400	2,163
Base Co. Ltd.	400	9,570
baudroie, Inc.(1)	600	14,002
Beauty Garage, Inc.	400	4,422
Belc Co. Ltd.	700	34,303
Bell System24 Holdings, Inc.	1,000	8,650
Belluna Co. Ltd.	2,800	17,151
Bengo4.com, Inc.(1)	400	8,595
Bewith, Inc.	100	1,048
Bic Camera, Inc.	5,200	54,089
B-Lot Co. Ltd.	700	6,096
BML, Inc.	1,300	27,040
Bookoff Group Holdings Ltd.	100	998
Bourbon Corp.	200	3,720
Br Holdings Corp.	800	1,811
BrainPad, Inc.	800	7,265
Broadleaf Co. Ltd.	4,300	20,950
BRONCO BILLY Co. Ltd.	100	2,562
Buffalo, Inc.	100	1,671
Bunka Shutter Co. Ltd.	2,800	41,586
Bushiroad, Inc.	2,000	9,827
Business Brain Showa-Ota, Inc.	200	3,559
Business Engineering Corp.	100	3,337

BuySell Technologies Co. Ltd.	500	10,599
C Uyemura & Co. Ltd.	500	31,806
Canon Electronics, Inc.	1,200	22,919
Careerlink Co. Ltd.	100	1,473
Carenet, Inc.	1,500	7,170
Carlit Co. Ltd.(2)	500	4,000
Casio Computer Co. Ltd.	100	722
Cawachi Ltd.	1,000	19,517
Celsys, Inc.(2)	1,200	12,005
Central Automotive Products Ltd.	600	7,362
Central Glass Co. Ltd.	1,200	24,196
Central Security Patrols Co. Ltd.	200	3,446
Central Sports Co. Ltd.	100	1,675
Change Holdings, Inc.(2)	2,200	18,167
Charm Care Corp. KK(2)	500	4,527
Chiba Kogyo Bank Ltd.(2)	2,500	20,353
Chikaranomoto Holdings Co. Ltd.	800	7,315
Chiyoda Co. Ltd.	1,100	9,004
Chiyoda Integre Co. Ltd.	200	3,778
Chofu Seisakusho Co. Ltd.	400	5,071
Chori Co. Ltd.	100	2,657
Choushimaru Co. Ltd.	200	2,084
Chubu Shiryo Co. Ltd.	600	6,360
Chubu Steel Plate Co. Ltd.	700	9,737
Chudenko Corp.	1,400	32,372
Chuetsu Pulp & Paper Co. Ltd.	100	1,148
Chugin Financial Group, Inc.	8,800	106,350
Chugoku Electric Power Co., Inc.	12,900	63,324
Chugoku Marine Paints Ltd.	2,000	30,764
Chuo Spring Co. Ltd.	400	4,522
Chuo Warehouse Co. Ltd.	300	2,851
Citizen Watch Co. Ltd.	10,400	62,273
CKD Corp.	2,000	31,904
CK-San-Etsu Co. Ltd.	100	2,508
Cleanup Corp.	500	2,318
CMK Corp.	5,200	12,152
Coca-Cola Bottlers Japan Holdings, Inc.	3,800	62,738
COLOPL, Inc.	100	360
Colowide Co. Ltd.	5,600	70,488
Computer Engineering & Consulting Ltd.	1,700	27,037
Comture Corp.	1,500	17,943
Copro-Holdings Co. Ltd.	100	1,384
Core Concept Technologies, Inc.(1)	200	1,852
Corona Corp.	300	1,867
Cosel Co. Ltd.	800	6,098
Cosmos Initia Co. Ltd.	700	6,329
Cover Corp.(1)(2)	2,500	35,762
Create Restaurants Holdings, Inc.	6,700	65,064
Create SD Holdings Co. Ltd.	1,000	21,943
Creek & River Co. Ltd.	500	5,185
Cresco Ltd.	200	2,289
Cross Cat Co. Ltd.	200	1,494
CrowdWorks, Inc.	400	2,958
CTI Engineering Co. Ltd.	1,000	17,795
CTS Co. Ltd.	500	2,779

CUC, Inc.(1)	500	3,641
Curves Holdings Co. Ltd.	3,500	16,550
Cyber Security Cloud, Inc.	400	5,469
Cybozu, Inc.	1,600	34,850
Dai Nippon Toryo Co. Ltd.	400	3,263
Daicel Corp.	13,200	112,556
Dai-Dan Co. Ltd.	800	23,108
Daido Metal Co. Ltd.	800	3,466
Daido Steel Co. Ltd.	7,600	51,352
Daiei Kankyo Co. Ltd.	1,700	35,768
Daihatsu Infinearth Mfg Co. Ltd.	1,200	15,527
Daiho Corp.	500	2,874
Dai-Ichi Cutter Kogyo KK	200	1,857
Daiichi Jitsugyo Co. Ltd.	400	6,175
Daiichi Kensetsu Corp.	300	6,037
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	300	1,375
Daiichikosho Co. Ltd.	4,100	44,500
Daiki Aluminium Industry Co. Ltd.	1,400	9,247
Daikoku Denki Co. Ltd.(2)	200	2,937
Daikokutenbussan Co. Ltd.	200	10,575
Daikyonishikawa Corp.	2,000	8,934
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	700	15,157
Daio Paper Corp.	5,100	29,399
Daiseki Co. Ltd.	600	14,665
Daiseki Eco. Solution Co. Ltd.	100	756
Daishi Hokuetsu Financial Group, Inc.	3,800	87,374
Daishinku Corp.	900	3,307
Daisue Construction Co. Ltd.	500	7,718
Daito Pharmaceutical Co. Ltd.	220	1,503
Daitron Co. Ltd.	300	7,725
Daiwabo Holdings Co. Ltd.	4,400	74,125
Datasection, Inc.(1)	400	2,857
DCM Holdings Co. Ltd.	5,500	50,156
DD GROUP Co. Ltd.(1)	300	2,808
Demae-Can Co. Ltd.(1)	400	665
Denka Co. Ltd.	4,700	66,903
Dentsu Soken, Inc.	700	32,991
Denyo Co. Ltd.	900	16,748
Dexerials Corp.	8,600	125,078
DIC Corp.	4,500	92,705
Digital Arts, Inc.	700	35,244
Digital Garage, Inc.	1,500	51,167
Digital Hearts Holdings Co. Ltd.	300	1,927
Digital Holdings, Inc.	100	969
Digital Information Technologies Corp.	200	3,449
Dip Corp.	1,300	20,177
DKK Co. Ltd.	100	1,311
DKS Co. Ltd.	200	4,901
DMG Mori Co. Ltd.	7,500	160,257
Doshisha Co. Ltd.	1,100	17,515
Double Standard, Inc.	200	2,245
Doutor Nichires Holdings Co. Ltd.	1,800	32,949
Dowa Holdings Co. Ltd.	2,200	69,578
DTS Corp.	900	30,864
Duskin Co. Ltd.	400	10,407

DyDo Group Holdings, Inc.(2)	900	16,735
Dynapac Co. Ltd.	100	1,362
Eagle Industry Co. Ltd.	1,100	14,627
Earth Corp.	800	27,859
EAT&HOLDINGS Co. Ltd.	100	1,413
Ebara Foods Industry, Inc.	100	1,781
Ebase Co. Ltd.	500	1,758
Eco's Co. Ltd.	100	1,660
EDION Corp.	4,200	55,553
eGuarantee, Inc.	800	8,780
Ehime Bank Ltd.	2,000	14,222
Eiken Chemical Co. Ltd.	200	2,827
Eizo Corp.	1,700	24,371
EJ Holdings, Inc.	300	3,289
Elan Corp.	100	550
Elecom Co. Ltd.	2,500	29,594
EM Systems Co. Ltd.	400	2,098
en Japan, Inc.	1,600	19,073
Endo Lighting Corp.	100	1,428
Enigmo, Inc.	200	420
Enplas Corp.	200	5,309
Enshu Truck Co. Ltd.	100	1,928
eRex Co. Ltd.	2,100	11,316
ES-Con Japan Ltd.	200	1,367
ESPEC Corp.	900	17,351
Eternal Hospitality Group Co. Ltd.	200	4,092
eWeLL Co. Ltd.	400	7,129
Exedy Corp.	1,600	47,701
EXEO Group, Inc.	10,700	136,373
FALCO HOLDINGS Co. Ltd.	200	3,202
Fast Accounting Co. Ltd.	200	2,371
FCC Co. Ltd.	2,300	44,893
f-code, Inc.(1)	400	5,649
Feed One Co. Ltd.	500	3,365
Ferrotec Holdings Corp.	2,800	51,273
FFRI Security, Inc.	300	9,241
Fibergate, Inc.	300	1,632
FIDEA Holdings Co. Ltd.	400	4,123
Financial Partners Group Co. Ltd.	2,100	33,737
Finatext Holdings Ltd.(1)	800	7,172
FINDEX, Inc.(2)	300	1,518
Fintech Global, Inc.	9,400	7,028
First Bank of Toyama Ltd.	2,800	18,957
First Juken Co. Ltd.	200	1,391
Fixstars Corp.(2)	1,400	21,183
FJ Next Holdings Co. Ltd.	400	3,401
Food & Life Cos. Ltd.	4,600	196,830
Forum Engineering, Inc.	1,500	11,274
Forval Corp.	200	1,787
Foster Electric Co. Ltd.	600	5,897
FP Corp.	3,100	63,107
FP Partner, Inc.	400	6,660
France Bed Holdings Co. Ltd.	100	876
Freebit Co. Ltd.	800	8,614
Fudo Tetra Corp.	900	13,805

Fuji Co. Ltd.	2,000	28,191
Fuji Corp.	200	2,877
Fuji Corp. /Aichi	4,100	65,630
Fuji Corp. Ltd.	500	2,394
Fuji Kyuko Co. Ltd.	1,000	14,761
Fuji Oil Co. Ltd.	800	16,386
Fuji Oil Co. Ltd.	2,500	5,126
Fuji Pharma Co. Ltd.	200	1,824
Fuji Seal International, Inc.	2,400	42,776
Fujibo Holdings, Inc.	500	18,143
Fujicco Co. Ltd.	1,000	11,191
Fujii Sangyo Corp.	100	1,949
Fujikura Composites, Inc.	1,200	11,752
Fujimi, Inc.	1,000	13,016
Fujio Food Group, Inc.	600	5,118
Fujishoji Co. Ltd.	100	731
Fujita Kanko, Inc.	400	26,477
Fujiya Co. Ltd.	600	9,921
FuKoKu Co. Ltd.	300	3,478
Fukuda Corp.	100	3,475
Fukuda Denshi Co. Ltd.	500	22,874
Fukui Bank Ltd.	1,000	12,489
Fukui Computer Holdings, Inc.	700	14,840
Fukuyama Transporting Co. Ltd.	1,000	22,622
FULLCAST Holdings Co. Ltd.	500	6,220
Fumakilla Ltd.	200	1,534
Funai Soken Holdings, Inc.	1,900	31,285
Furukawa Battery Co. Ltd.(1)	900	8,603
Furukawa Co. Ltd.	1,500	23,412
Furukawa Electric Co. Ltd.	4,600	218,479
Furuno Electric Co. Ltd.	1,500	29,976
Furyu Corp.	800	5,310
Fuso Chemical Co. Ltd.	1,100	29,222
Fuso Pharmaceutical Industries Ltd.	100	1,492
Futaba Corp.	800	3,031
Futaba Industrial Co. Ltd.	3,500	18,100
Future Corp.	2,400	35,752
Fuyo General Lease Co. Ltd.	3,200	88,412
G-7 Holdings, Inc.	400	3,715
GA Technologies Co. Ltd.(1)	1,100	11,281
Gakken Holdings Co. Ltd.	700	4,617
Gakkyusha Co. Ltd.	100	1,562
Gakujo Co. Ltd.	200	2,382
Galilei Co. Ltd.	1,300	27,722
GENDA, Inc.(1)(2)	2,700	17,617
Geniee, Inc.(1)	700	6,897
Genki Global Dining Concepts Corp.	700	18,818
Genky DrugStores Co. Ltd.	900	22,441
GENOVA, Inc.	200	1,006
Geo Holdings Corp.	1,700	19,265
Gift Holdings, Inc.	600	14,941
giftee, Inc.	1,200	14,564
Global Link Management KK	300	4,264
Global Security Experts, Inc.	200	4,426
GLOBERIDE, Inc.	1,100	15,552

Glory Ltd.	2,400	51,251
GLtechno Holdings, Inc.	310	6,066
GMO Financial Gate, Inc.	100	4,043
GMO Financial Holdings, Inc.	2,400	13,438
GMO internet group, Inc.	4,000	97,219
GNI Group Ltd.(1)(2)	2,100	62,398
Godo Steel Ltd.	700	18,309
Goldcrest Co. Ltd.(2)	1,000	24,471
Goldwin, Inc.	900	51,547
Good Com Asset Co. Ltd.(2)	1,200	9,274
Gourmet Kineya Co. Ltd.	300	2,058
Grandy House Corp.	300	1,092
GREE Holdings, Inc.	1,000	3,629
Greens Co. Ltd.	500	7,794
gremz, Inc.	200	3,402
GS Yuasa Corp.	4,200	76,519
GSI Creos Corp.	200	2,883
G-Tekt Corp.	1,300	15,603
Gun-Ei Chemical Industry Co. Ltd.	100	2,040
GungHo Online Entertainment, Inc.	200	3,829
Gunma Bank Ltd.	12,300	101,850
Gunze Ltd.	1,600	37,497
H.U. Group Holdings, Inc.	2,900	62,263
H2O Retailing Corp.	5,600	76,530
Hachijuni Bank Ltd.	3,900	31,782
Hagihara Industries, Inc.	300	3,092
Hagiwara Electric Holdings Co. Ltd.	100	2,316
Hagoromo Foods Corp.	100	2,240
Halows Co. Ltd.	700	22,875
Hamakyorex Co. Ltd.	3,900	34,750
Hanwa Co. Ltd.	2,100	76,208
Happinet Corp.	900	32,358
Harima Chemicals Group, Inc.	300	1,639
Hashimoto Sogyo Holdings Co. Ltd.	200	1,769
Hazama Ando Corp.	8,800	88,431
HEALIOS KK(1)	4,400	13,773
Heiwa Corp.	3,400	49,454
Heiwado Co. Ltd.	2,000	38,131
Helios Techno Holding Co. Ltd.	600	3,834
Hennge KK(2)	1,100	11,824
Hibino Corp.	100	1,647
Hiday Hidaka Corp.	1,600	35,576
HI-LEX Corp.	800	9,090
Hino Motors Ltd.(1)	16,300	52,676
Hioki EE Corp.	400	15,836
Hirano Tecseed Co. Ltd.	200	2,085
Hirata Corp.	1,400	18,271
Hirogin Holdings, Inc.	12,100	104,651
Hirose Tusyo, Inc.	100	3,004
Hiroshima Electric Railway Co. Ltd.	300	1,255
HIS Co. Ltd.	1,800	20,157
Hisaka Works Ltd.	400	3,802
Hisamitsu Pharmaceutical Co., Inc.	300	8,556
Hochiki Corp.	600	11,776
Hodogaya Chemical Co. Ltd.	400	4,127

Hogy Medical Co. Ltd.	1,000	26,623
Hokkaido Coca-Cola Bottling Co. Ltd.	100	2,402
Hokkaido Electric Power Co., Inc.(2)	8,600	42,227
Hokkan Holdings Ltd.	200	2,664
Hokko Chemical Industry Co. Ltd.	400	3,580
Hokkoku Financial Holdings, Inc.	1,300	44,622
Hokuetsu Corp.	5,000	34,971
Hokuhoku Financial Group, Inc.	6,900	132,993
Hokuriku Electric Power Co.	7,500	36,370
Hokuriku Electrical Construction Co. Ltd.	100	833
Hokuto Corp.	1,100	13,716
H-One Co. Ltd.	1,200	10,419
Honeys Holdings Co. Ltd.	1,000	10,564
Hoosiers Holdings Co. Ltd.	200	1,656
Horiba Ltd.	500	35,576
Hosiden Corp.	2,000	30,119
Hosokawa Micron Corp.	700	19,269
Hotland Holdings Co. Ltd.	700	10,238
House Foods Group, Inc.	3,300	62,769
Howa Machinery Ltd.	400	2,832
HS Holdings Co. Ltd.	300	2,015
Hyakugo Bank Ltd.	12,600	61,729
Hyakujushi Bank Ltd.	1,400	39,086
IBJ, Inc.	200	1,065
Ichibanya Co. Ltd.	500	3,154
Ichigo, Inc.	5,000	13,180
Ichikoh Industries Ltd.	300	788
Ichinen Holdings Co. Ltd.	500	5,662
Ichiyoshi Securities Co. Ltd.	300	1,785
Icom, Inc.	100	2,105
Idec Corp.	1,600	25,551
IDOM, Inc.	600	4,253
IG Port, Inc.	600	7,798
Iino Kaiun Kaisha Ltd.	4,200	28,726
IKK Holdings, Inc.	300	1,645
I'll, Inc.	600	10,892
Imagica Group, Inc.	100	549
Imuraya Group Co. Ltd.	200	3,368
IMV Corp.	500	6,558
Inaba Denki Sangyo Co. Ltd.	2,900	77,907
Inaba Seisakusho Co. Ltd.	200	2,392
Inabata & Co. Ltd.	2,500	54,921
Ines Corp.	400	4,654
I-Net Corp.	700	9,080
Infomart Corp.	10,600	30,570
Inforich, Inc.(1)	300	6,665
Information Planning Co.	100	3,507
INFRONEER Holdings, Inc.	11,200	91,338
Insource Co. Ltd.	1,800	12,542
Institute for Q-shu Pioneers of Space, Inc.(1)	700	10,483
Intage Holdings, Inc.	100	1,224
Integral Corp.(2)	200	3,730
Inui Global Logistics Co. Ltd.(2)	900	7,624
Iriso Electronics Co. Ltd.	1,200	21,701
ISB Corp.	100	939

Ise Chemicals Corp.	100	17,284
Iseki & Co. Ltd.	1,600	14,016
Ishihara Chemical Co. Ltd.	200	2,672
Ishihara Sangyo Kaisha Ltd.	1,800	23,107
Istyle, Inc.(1)	4,400	15,800
Itfor, Inc.	100	1,026
ITmedia, Inc.	600	6,628
Ito En Ltd.	3,200	70,197
Ito En Ltd., Preference Shares	1,400	17,163
Itochu Enex Co. Ltd.	3,000	35,082
Itochu-Shokuhin Co. Ltd.	300	20,806
Itoham Yonekyu Holdings, Inc.	1,660	57,771
Itoki Corp.	400	5,636
IwaiCosmo Holdings, Inc.	1,400	20,631
Iwatani Corp.	6,100	62,872
Iwatsuka Confectionery Co. Ltd.	100	2,051
Iyogin Holdings, Inc.	5,600	61,002
Izumi Co. Ltd.	1,600	36,377
J Front Retailing Co. Ltd.	8,600	120,444
J Trust Co. Ltd.	2,400	6,859
JAC Recruitment Co. Ltd.	5,400	34,063
Jaccs Co. Ltd.	1,200	33,625
Jade Group, Inc.(1)	300	2,697
JAFCO Group Co. Ltd.	2,900	48,926
JALCO Holdings, Inc.	100	208
Japan Aviation Electronics Industry Ltd.	2,600	45,029
Japan Business Systems, Inc.	100	984
Japan Cash Machine Co. Ltd.	1,200	8,179
Japan Communications, Inc.(1)	7,800	8,801
Japan Electronic Materials Corp.	400	5,945
Japan Elevator Service Holdings Co. Ltd.	3,900	97,216
Japan Engine Corp.	200	5,708
Japan Eyewear Holdings Co. Ltd.	300	4,890
Japan Investment Adviser Co. Ltd.	200	2,379
Japan Lifeline Co. Ltd.	3,400	34,187
Japan Material Co. Ltd.	2,100	21,435
Japan Petroleum Exploration Co. Ltd.	7,400	51,262
Japan Property Management Center Co. Ltd.	300	2,446
Japan Pulp & Paper Co. Ltd.	3,800	15,650
Japan Securities Finance Co. Ltd.	300	3,576
Japan System Techniques Co. Ltd.	400	5,243
Japan Transcity Corp.	2,600	16,819
Japan Wool Textile Co. Ltd.	2,500	25,901
JBCC Holdings, Inc.	2,800	26,861
JCR Pharmaceuticals Co. Ltd.	4,200	15,741
JCU Corp.	1,100	24,350
JDC Corp.	2,400	7,782
Jeol Ltd.	2,000	55,579
JFE Systems, Inc.	200	2,461
JGC Holdings Corp.	9,300	78,106
JINS Holdings, Inc.	700	41,255
JINUSHI Co. Ltd.	100	1,473
JK Holdings Co. Ltd.	300	2,508
J-Lease Co. Ltd.	300	2,684
JM Holdings Co. Ltd.	400	6,773

JMDC, Inc.	100	2,258
J-Oil Mills, Inc.	700	9,558
Joshin Denki Co. Ltd.	700	11,059
Joyful Honda Co. Ltd.(2)	1,100	15,672
JP-Holdings, Inc.	2,600	10,144
JSB Co. Ltd.	700	17,743
JSP Corp.	600	7,678
JTEKT Corp.	11,500	90,379
Juki Corp.(1)	100	245
Juroku Financial Group, Inc.	1,900	64,826
Justsystems Corp.	1,600	38,147
JVCKenwood Corp.	8,300	67,858
Kadoya Sesame Mills, Inc.	100	2,497
Kaga Electronics Co. Ltd.	2,100	38,667
Kagome Co. Ltd.	4,300	88,662
Kakaku.com, Inc.	1,500	25,583
Kaken Pharmaceutical Co. Ltd.	1,600	42,621
Kamakura Shinsho Ltd.	600	1,928
Kameda Seika Co. Ltd.	800	21,043
Kamei Corp.	600	9,796
Kamigumi Co. Ltd.	4,200	116,285
Kanaden Corp.	300	3,790
Kanadevia Corp.	8,500	55,465
Kanagawa Chuo Kotsu Co. Ltd.	100	2,556
Kanamic Network Co. Ltd.	600	1,714
Kanamoto Co. Ltd.	1,800	41,127
Kandenko Co. Ltd.	3,900	80,282
Kaneka Corp.	2,600	70,623
Kaneko Seeds Co. Ltd.	200	1,926
Kanematsu Corp.	4,300	81,296
Kanemi Co. Ltd.	100	2,245
Kanro, Inc.(2)	400	11,989
Kansai Paint Co. Ltd.	4,000	57,139
Kanto Denka Kogyo Co. Ltd.	2,500	14,619
Katitas Co. Ltd.	3,000	45,770
Kato Sangyo Co. Ltd.	1,400	51,386
Kato Works Co. Ltd.	100	920
Kawada Technologies, Inc.	700	17,575
Kawai Musical Instruments Manufacturing Co. Ltd.	100	1,797
KeePer Technical Laboratory Co. Ltd.(2)	700	19,474
Keihan Holdings Co. Ltd.	5,600	122,009
Keihanshin Building Co. Ltd.	1,600	16,643
Keikyu Corp.	3,200	32,886
KEIWA, Inc.	300	2,002
Keiyo Bank Ltd.	5,900	39,430
Kenko Mayonnaise Co. Ltd.	200	2,550
KH Neochem Co. Ltd.	2,100	35,903
Kibun Foods, Inc.	300	2,227
Kimura Kohki Co. Ltd.	100	6,240
Kintetsu Department Store Co. Ltd.	100	1,264
Kissei Pharmaceutical Co. Ltd.	900	26,774
Kita-Nippon Bank Ltd.	200	3,939
Kitanotatsujin Corp.	4,000	3,986
Kitz Corp.	3,100	24,977
Kiyo Bank Ltd.	3,800	68,273

KNT-CT Holdings Co. Ltd.(1)	200	1,463
Koa Corp.	1,100	6,383
Koatsu Gas Kogyo Co. Ltd.	600	4,287
Kobe Electric Railway Co. Ltd.	100	1,566
Kohnan Shoji Co. Ltd.	1,100	28,341
Kohoku Kogyo Co. Ltd.	300	4,238
Kohsoku Corp.	300	5,443
Koike-ya, Inc.	100	3,279
Kojima Co. Ltd.	1,200	8,661
Komatsu Matere Co. Ltd.	500	2,538
Komatsu Wall Industry Co. Ltd.	200	3,059
KOMEDA Holdings Co. Ltd.	2,400	47,198
Komeri Co. Ltd.	900	17,979
Komori Corp.	2,400	23,929
Kondotec, Inc.	400	4,029
Konica Minolta, Inc.(1)	28,700	87,576
Konishi Co. Ltd.	2,900	22,236
Konoike Transport Co. Ltd.	1,600	31,531
Koshidaka Holdings Co. Ltd.	2,900	22,438
Kotobuki Spirits Co. Ltd.	6,200	100,006
Kourakuen Corp.(1)	300	2,109
KPP Group Holdings Co. Ltd.	1,900	9,489
Krosaki Harima Corp.	1,100	22,162
KRS Corp.	600	8,999
K's Holdings Corp.	6,000	57,722
KU Holdings Co. Ltd.	300	2,265
kubell Co. Ltd.(1)	900	2,791
Kumagai Gumi Co. Ltd.	1,900	54,432
Kumiai Chemical Industry Co. Ltd.	4,200	23,546
Kura Sushi, Inc.	700	15,464
Kurabo Industries Ltd.	800	39,439
Kureha Corp.	1,700	39,595
Kurimoto Ltd.	500	19,136
Kuriyama Holdings Corp.	400	3,936
Kusuri No. Aoki Holdings Co. Ltd.	2,900	71,013
Kusurinomadoguchi, Inc.(2)	200	3,671
KYB Corp.	1,900	41,168
Kyoei Steel Ltd.	1,400	18,856
Kyokuto Boeki Kaisha Ltd.	200	2,086
Kyokuto Kaihatsu Kogyo Co. Ltd.(2)	800	14,215
Kyokuto Securities Co. Ltd.	1,500	14,976
Kyokuyo Co. Ltd.	700	21,718
Kyorin Pharmaceutical Co. Ltd.	2,500	26,115
Kyoritsu Maintenance Co. Ltd.(2)	4,000	96,289
Kyosan Electric Manufacturing Co. Ltd.	900	3,009
Kyowa Leather Cloth Co. Ltd.	300	1,652
Kyudenko Corp.	100	3,674
Kyushu Financial Group, Inc.	18,000	91,317
Kyushu Leasing Service Co. Ltd.	200	1,623
Lacto Japan Co. Ltd.	400	9,777
LEC, Inc.	600	4,967
Leopalace21 Corp.	9,900	44,517
Life Corp.	2,400	33,735
Lifedrink Co., Inc.	1,900	26,672
LIKE, Inc.	100	972

Link & Motivation, Inc.	1,800	6,460
Lintec Corp.	1,600	31,705
LITALICO, Inc.	1,000	9,222
Loadstar Capital KK	500	9,271
Look Holdings, Inc.	100	1,610
M&A Capital Partners Co. Ltd.	900	17,074
M&A Research Institute Holdings, Inc.(1)	300	2,962
Mabuchi Motor Co. Ltd.	4,800	72,080
Macbee Planet, Inc.	500	11,243
Maeda Kosen Co. Ltd.	2,600	38,295
Maezawa Kasei Industries Co. Ltd.	300	3,972
Maezawa Kyuso Industries Co. Ltd.	300	2,601
Makino Milling Machine Co. Ltd.	500	38,752
Mamiya-Op Co. Ltd.	200	1,847
Mammy Mart Corp.	100	3,969
Management Solutions Co. Ltd.	500	7,717
Mandom Corp.	2,400	22,259
Mani, Inc.	1,500	12,516
MarkLines Co. Ltd.	200	2,786
Mars Group Holdings Corp.	600	11,800
Marubun Corp.	200	1,395
Maruchiyo Yamaokaya Corp.	300	10,684
Marudai Food Co. Ltd.	400	5,061
Maruha Nichiro Corp.	2,600	56,170
Maruichi Steel Tube Ltd.	3,600	86,481
MARUKA FURUSATO Corp.	700	11,033
Marusan Securities Co. Ltd.	200	1,221
Maruwa Co. Ltd.	100	24,222
Maruzen CHI Holdings Co. Ltd.	500	1,150
Maruzen Showa Unyu Co. Ltd.	600	26,379
Marvelous, Inc.	500	1,627
Matsuda Sangyo Co. Ltd.	800	18,397
Matsui Construction Co. Ltd.	300	2,316
Matsui Securities Co. Ltd.	5,800	28,179
Matsuoka Corp.	100	1,257
Matsuya Co. Ltd.	1,900	14,293
Matsuyafoods Holdings Co. Ltd.	400	15,605
Max Co. Ltd.	1,100	35,816
Maxell Ltd.	2,200	27,431
Maxvalu Tokai Co. Ltd.	200	4,372
MCJ Co. Ltd.	4,500	41,132
MEC Co. Ltd.	600	10,750
Media Do Co. Ltd.	200	2,342
Medical Data Vision Co. Ltd.	100	287
Medikit Co. Ltd.	100	1,735
MedPeer, Inc.	100	520
Megachips Corp.	500	16,869
Megmilk Snow Brand Co. Ltd.	2,800	54,727
Meidensha Corp.	2,100	63,233
Meiji Shipping Group Co. Ltd.	200	944
Meiko Construction Co. Ltd.	200	1,887
Meiko Electronics Co. Ltd.	1,300	51,739
Meisei Industrial Co. Ltd.	1,500	15,292
MEITEC Group Holdings, Inc.	3,600	80,452
Meito Sangyo Co. Ltd.	200	2,793

Meiwa Corp.	700	3,266
Meiwa Estate Co. Ltd.	200	1,301
Menicon Co. Ltd.	2,800	21,068
Mercari, Inc.(1)	4,500	74,374
METAWATER Co. Ltd.	1,300	19,314
Micronics Japan Co. Ltd.(2)	1,600	40,071
Midac Holdings Co. Ltd.	400	5,800
Mie Kotsu Group Holdings, Inc.	1,000	3,443
Milbon Co. Ltd.	1,600	27,743
MIMAKI ENGINEERING Co. Ltd.	900	11,663
Ministop Co. Ltd.	1,000	12,646
Mirai Industry Co. Ltd.	100	2,406
Miraial Co. Ltd.	100	874
Mirait One Corp.	4,400	77,663
Mirarth Holdings, Inc.	4,100	11,056
Miroku Jyoho Service Co. Ltd.	400	4,920
Mitani Sangyo Co. Ltd.	600	1,370
Mito Securities Co. Ltd.	1,200	4,691
Mitsuba Corp.	700	4,019
Mitsubishi Kakoki Kaisha Ltd.	1,100	14,699
Mitsubishi Logisnext Co. Ltd.	1,800	27,237
Mitsubishi Materials Corp.	7,200	111,975
Mitsubishi Paper Mills Ltd.(2)	1,700	7,559
Mitsubishi Pencil Co. Ltd.(2)	200	2,924
Mitsubishi Research Institute, Inc.	500	16,040
Mitsubishi Shokuhin Co. Ltd.	1,100	48,201
Mitsubishi Steel Manufacturing Co. Ltd.	500	5,246
Mitsuboshi Belting Ltd.	600	14,872
Mitsui DM Sugar Co. Ltd.	300	6,509
Mitsui E&S Co. Ltd.	5,800	93,923
Mitsui High-Tec, Inc.(2)	4,400	22,027
Mitsui Matsushima Holdings Co. Ltd.	100	3,373
Mitsui Mining & Smelting Co. Ltd.	2,700	92,088
Mitsui-Soko Holdings Co. Ltd.	3,900	102,899
Miura Co. Ltd.	3,100	65,145
MIXI, Inc.	2,100	48,569
Miyaji Engineering Group, Inc.	1,000	12,673
Miyazaki Bank Ltd.	900	21,464
Miyoshi Oil & Fat Co. Ltd.	300	3,406
Mizuho Leasing Co. Ltd.	7,700	57,207
Mizuho Medy Co. Ltd.	700	7,528
Mizuno Corp.	1,500	28,591
Mochida Pharmaceutical Co. Ltd.	200	4,146
Modec, Inc.	3,300	115,223
Monogatari Corp.	2,100	52,081
Morinaga & Co. Ltd.	3,800	62,902
Morinaga Milk Industry Co. Ltd.	3,900	89,569
Moriroku Co. Ltd.	200	3,600
Morita Holdings Corp.	1,600	23,499
Morito Co. Ltd.	400	3,926
Moriya Transportation Engineering & Manufacturing Co. Ltd.	400	9,361
Mory Industries, Inc.	500	3,139
MOS Food Services, Inc.	600	15,261
MrMax Holdings Ltd.	500	2,357
Mugen Estate Co. Ltd.	100	1,431

m-up Holdings, Inc.	2,100	30,752
Murakami Corp.	100	4,192
Musashi Seimitsu Industry Co. Ltd.	3,000	58,973
Musashino Bank Ltd.	1,500	33,892
Muto Seiko Co.	100	1,045
Nabtesco Corp.	2,000	32,966
Nachi-Fujikoshi Corp.	1,000	21,186
Nafco Co. Ltd.	300	3,651
Nagano Keiki Co. Ltd.	100	1,337
Nagase & Co. Ltd.	4,300	81,658
Nagase Brothers, Inc.	200	2,587
Nagawa Co. Ltd.	100	4,264
Nagoya Railroad Co. Ltd.	10,700	120,871
Naigai Trans Line Ltd.	500	14,038
Nakamuraya Co. Ltd.	100	2,180
Nakano Corp.	800	3,850
Nakayama Steel Works Ltd.	2,500	11,031
Namura Shipbuilding Co. Ltd.(2)	3,200	46,826
Nankai Electric Railway Co. Ltd.	6,000	90,698
Nanto Bank Ltd.	1,700	48,198
Nareru Group, Inc.	200	3,229
Natori Co. Ltd.	500	7,003
NCD Co. Ltd./Shinagawa	300	6,420
NEC Capital Solutions Ltd.	200	5,260
NEOJAPAN, Inc.	100	1,089
Net Protections Holdings, Inc.(1)	3,900	12,775
Neturen Co. Ltd.	500	3,779
New Art Holdings Co. Ltd.	220	2,209
New Cosmos Electric Co. Ltd.	100	1,791
NexTone, Inc.(1)	200	3,003
NHK Spring Co. Ltd.	9,400	104,036
Nicca Chemical Co. Ltd.	200	1,806
Nice Corp.	100	1,123
Nichias Corp.	2,200	75,999
Nichiban Co. Ltd.	200	2,732
Nichicon Corp.	2,600	21,341
Nichiden Corp.	300	5,689
Nichiha Corp.	200	4,243
Nichimo Co. Ltd.	100	1,486
Nichireki Group Co. Ltd.	500	8,711
Nichirin Co. Ltd.	200	4,921
Nifco, Inc.	4,700	112,673
Nihon Chouzai Co. Ltd.	300	6,702
Nihon Dempa Kogyo Co. Ltd.	500	2,487
Nihon Dengi Co. Ltd.	400	11,103
Nihon Denkei Co. Ltd.	100	1,423
Nihon Flush Co. Ltd.	400	2,290
Nihon Kagaku Sangyo Co. Ltd.	200	2,721
Nihon M&A Center Holdings, Inc.	16,000	78,607
Nihon Nohyaku Co. Ltd.	2,000	11,120
Nihon Parkerizing Co. Ltd.	4,800	41,212
Nihon Tokushu Toryo Co. Ltd.	300	3,775
Nihon Trim Co. Ltd.	100	2,737
Nihon Yamamura Glass Co. Ltd.	100	1,736
Nikkiso Co. Ltd.	2,800	23,315

Nikko Co. Ltd.	600	2,822
Nikkon Holdings Co. Ltd.	5,400	120,027
Nippn Corp.	2,900	43,886
Nippon Air Conditioning Services Co. Ltd.	600	4,576
Nippon Aqua Co. Ltd.	100	541
Nippon Beet Sugar Manufacturing Co. Ltd.	200	3,224
Nippon Carbon Co. Ltd.	500	15,036
Nippon Ceramic Co. Ltd.	900	17,857
Nippon Chemical Industrial Co. Ltd.	200	2,749
Nippon Chemi-Con Corp.(1)	400	3,039
Nippon Coke & Engineering Co. Ltd.(1)	8,700	5,123
Nippon Concrete Industries Co. Ltd.	400	828
Nippon Denko Co. Ltd.	5,500	9,639
Nippon Densetsu Kogyo Co. Ltd.	2,000	33,302
Nippon Dry-Chemical Co. Ltd.	300	9,922
Nippon Electric Glass Co. Ltd.	3,900	93,268
Nippon Fine Chemical Co. Ltd.	200	3,097
Nippon Gas Co. Ltd.	6,700	119,845
Nippon Kayaku Co. Ltd.	8,700	78,623
Nippon Kodoshi Corp.	200	2,516
Nippon Light Metal Holdings Co. Ltd.	3,300	37,001
Nippon Paper Industries Co. Ltd.	7,000	51,735
Nippon Parking Development Co. Ltd.	11,600	19,610
Nippon Road Co. Ltd.	1,700	29,591
Nippon Seiki Co. Ltd.	2,400	23,363
Nippon Seisen Co. Ltd.	300	2,274
Nippon Sharyo Ltd.	100	1,453
Nippon Sheet Glass Co. Ltd.(1)(2)	5,500	16,584
Nippon Shinyaku Co. Ltd.	2,900	71,589
Nippon Shokubai Co. Ltd.	5,900	67,960
Nippon Signal Co. Ltd.	900	6,589
Nippon Soda Co. Ltd.	2,700	55,388
Nippon Thompson Co. Ltd.	1,100	3,955
Nippon Yakin Kogyo Co. Ltd.	700	18,956
Nipro Corp.	7,100	62,477
Nishikawa Rubber Co. Ltd.	1,600	27,205
Nishimatsu Construction Co. Ltd.	200	6,707
Nishimatsuya Chain Co. Ltd.	2,100	30,464
Nishi-Nippon Financial Holdings, Inc.	6,800	101,313
Nishi-Nippon Railroad Co. Ltd.	3,400	51,592
Nishio Holdings Co. Ltd.	1,100	30,120
Nissan Shatai Co. Ltd.	4,000	30,679
Nissan Tokyo Sales Holdings Co. Ltd.	1,100	3,643
Nissei ASB Machine Co. Ltd.	300	12,017
Nissei Plastic Industrial Co. Ltd.	200	1,129
Nissha Co. Ltd.	900	8,059
Nisshin Group Holdings Co. Ltd.	600	2,067
Nisshin Oillio Group Ltd.	1,500	50,244
Nisshinbo Holdings, Inc.	7,700	49,382
Nissin Corp.	700	39,356
Nisso Holdings Co. Ltd.	100	434
Nissui Corp.	16,600	97,260
Nitta Corp.	1,000	26,253
Nittetsu Mining Co. Ltd.(2)	700	33,887
Nitto Boseki Co. Ltd.	1,000	35,895

Nitto Fuji Flour Milling Co. Ltd.	100	5,144
Nitto Kogyo Corp.	1,400	29,327
Nitto Kohki Co. Ltd.	200	2,500
Nitto Seiko Co. Ltd.	600	2,342
Nittoku Co. Ltd.	300	3,922
NJS Co. Ltd.(2)	100	3,601
Noevir Holdings Co. Ltd.	700	20,813
Nohmi Bosai Ltd.	700	17,883
Nojima Corp.	3,800	72,496
NOK Corp.	4,700	69,085
Nomura Co. Ltd.	700	4,224
Noritake Co. Ltd.	1,400	36,114
Noritsu Koki Co. Ltd.	1,000	31,133
Noritz Corp.(2)	1,700	22,356
North Pacific Bank Ltd.	15,700	62,065
NPC, Inc.	500	2,466
NPR-RIKEN Corp.	1,200	20,076
NS United Kaiun Kaisha Ltd.	300	7,932
NSD Co. Ltd.	3,300	81,505
NSK Ltd.	20,600	92,632
NSW, Inc.	200	3,611
NTN Corp.	26,200	39,231
Oat Agrio Co. Ltd.	100	1,417
Obara Group, Inc.	300	7,293
Ochi Holdings Co. Ltd.	200	1,889
Oenon Holdings, Inc.	800	2,864
Ogaki Kyoritsu Bank Ltd.	2,300	39,976
Ohashi Technica, Inc.	200	2,773
Ohba Co. Ltd.	200	1,421
Ohsho Food Service Corp.	300	7,251
OIE Sangyo Co. Ltd.	100	1,423
Oiles Corp.	1,200	17,412
Oisix ra daichi, Inc.(1)	1,400	15,150
Oita Bank Ltd.	700	17,476
Okabe Co. Ltd.	700	4,144
Okamoto Industries, Inc.	200	7,130
Okamura Corp.	1,200	18,294
Okasan Securities Group, Inc.	7,800	37,679
Oki Electric Industry Co. Ltd.	4,800	45,803
Okinawa Cellular Telephone Co.	1,300	42,963
Okinawa Electric Power Co., Inc.	2,400	14,816
Okinawa Financial Group, Inc.	1,000	19,687
OKUMA Corp.	2,200	55,461
Okumura Corp.	1,600	47,341
Okura Industrial Co. Ltd.	500	14,740
Okuwa Co. Ltd.	600	3,752
One Career, Inc.	400	5,869
Onoken Co. Ltd.	400	3,936
Onward Holdings Co. Ltd.	6,200	24,148
Ootoya Holdings Co. Ltd.	100	3,647
Open Up Group, Inc.	3,000	37,826
Optex Group Co. Ltd.	1,700	18,332
Optorun Co. Ltd.	100	1,042
Organo Corp.	1,200	64,148
Orient Corp.	3,100	17,987

Oriental Consultants Holdings Co. Ltd.	100	3,362
Oriental Shiraishi Corp.	6,200	15,784
Oro Co. Ltd.	100	1,831
Osaka Organic Chemical Industry Ltd.	600	10,342
Osaka Steel Co. Ltd.(2)	600	10,499
OSAKA Titanium Technologies Co. Ltd.(2)	1,100	11,018
Osaki Electric Co. Ltd.	700	4,491
OSG Corp.	3,600	41,191
Oyo Corp.	1,000	19,567
Pacific Industrial Co. Ltd.	2,200	19,970
Pacific Metals Co. Ltd.	1,000	12,072
Pack Corp.	300	6,542
PAL GROUP Holdings Co. Ltd.	2,900	71,270
PALTAC Corp.	1,200	34,774
Paramount Bed Holdings Co. Ltd.	1,800	31,061
Paris Miki Holdings, Inc.	200	400
Park24 Co. Ltd.	8,000	111,193
Pasona Group, Inc.	1,300	20,530
PCA Corp.	300	3,677
Penta-Ocean Construction Co. Ltd.	16,200	98,045
People Dreams & Technologies Group Co. Ltd.	100	1,182
PeptiDream, Inc.(1)	4,600	55,884
Pharma Foods International Co. Ltd.	100	673
PHC Holdings Corp.	1,700	10,940
PIA Corp.(1)	100	2,023
Pigeon Corp.(2)	8,000	103,421
Pilot Corp.(2)	1,300	35,995
Piolax, Inc.(2)	900	12,364
PKSHA Technology, Inc.(1)	100	2,297
Plaid, Inc.(1)	1,100	9,278
Plus Alpha Consulting Co. Ltd.	800	11,390
Polaris Holdings Co. Ltd.	300	502
Port, Inc.	500	5,641
Premium Group Co. Ltd.	1,700	23,899
Premium Water Holdings, Inc.	100	2,047
Press Kogyo Co. Ltd.	3,800	14,470
Prestige International, Inc.	4,700	20,770
Prima Meat Packers Ltd.	1,500	23,651
Procrea Holdings, Inc.	600	6,281
Pronexus, Inc.	300	2,294
Pro-Ship, Inc.	700	11,997
Proto Corp.	100	1,450
PS Construction Co. Ltd.	1,200	14,662
QB Net Holdings Co. Ltd.	100	821
Qol Holdings Co. Ltd.	1,700	22,477
Quick Co. Ltd.	300	4,680
Raccoon Holdings, Inc.	1,000	5,746
Raito Kogyo Co. Ltd.	2,700	53,952
Raiznext Corp.	100	1,177
Raksul, Inc.	2,400	20,098
Rakumachi, Inc.	600	3,700
Rakus Co. Ltd.	3,800	58,659
Rasa Industries Ltd.	200	4,637
Relo Group, Inc.	5,900	70,350
Remixpoint, Inc.(1)	200	673

Renaissance, Inc.	300	2,118
Rengo Co. Ltd.	9,500	48,976
RENOVA, Inc.(1)	1,800	8,440
ReproCELL, Inc.(1)	7,800	9,069
Resorttrust, Inc.	9,200	104,160
Restar Corp.	400	6,865
Retail Partners Co. Ltd.	1,700	15,722
Rheon Automatic Machinery Co. Ltd.	100	835
Rhythm Co. Ltd.	100	2,574
Ricoh Leasing Co. Ltd.	900	32,416
Rigaku Holdings Corp.(2)	5,200	26,187
Riken Technos Corp.	600	4,500
Riken Vitamin Co. Ltd.	1,000	17,641
Ringer Hut Co. Ltd.	1,200	18,701
Rion Co. Ltd.	100	1,690
Riso Kagaku Corp.	1,200	9,346
Riso Kyoiku Co. Ltd.	1,500	2,351
Rokko Butter Co. Ltd.	300	2,606
Rorze Corp.(2)	4,800	54,591
Round One Corp.	12,500	96,039
Royal Holdings Co. Ltd.(2)	1,700	29,692
RS Technologies Co. Ltd.	700	14,202
Ryobi Ltd.	1,300	19,642
RYODEN Corp.	700	13,308
Ryoyu Systems Co. Ltd.	100	4,696
S Foods, Inc.	1,000	18,092
S&B Foods, Inc.	1,000	20,586
Sac's Bar Holdings, Inc.	400	2,317
Sagami Holdings Corp.	100	1,189
Saizeriya Co. Ltd.	1,100	38,085
Sakai Chemical Industry Co. Ltd.	900	16,353
Sakai Moving Service Co. Ltd.	1,300	22,701
Sakata INX Corp.	2,600	34,597
Sakura Internet, Inc.(2)	1,300	31,249
Sala Corp.	200	1,293
San Holdings, Inc.	400	4,192
San ju San Financial Group, Inc.	1,500	28,627
San-A Co. Ltd.	2,400	49,412
San-Ai Obbli Co. Ltd.	2,500	30,108
Sangetsu Corp.	2,600	51,726
San-In Godo Bank Ltd.	7,800	68,007
SANIX HOLDINGS, Inc.(1)	100	180
Sanken Electric Co. Ltd.(1)	1,400	73,026
Sanki Engineering Co. Ltd.	2,400	63,104
Sanko Gosei Ltd.	500	2,141
Sanko Metal Industrial Co. Ltd.	200	8,270
Sankyo Frontier Co. Ltd.	200	2,671
Sankyo Seiko Co. Ltd.	600	2,700
Sankyo Tateyama, Inc.	200	852
Sankyu, Inc.	2,800	134,678
Sanoh Industrial Co. Ltd.(2)	900	3,884
Sansan, Inc.(1)	4,200	58,490
Sansei Technologies, Inc.	300	3,198
Sanshin Electronics Co. Ltd.	300	4,721
Santec Holdings Corp.	200	6,800

Sanyo Chemical Industries Ltd.	700	17,915
Sanyo Denki Co. Ltd.	500	35,188
Sanyo Electric Railway Co. Ltd.	300	4,182
Sanyo Shokai Ltd.(2)	600	12,008
Sanyo Trading Co. Ltd.	600	6,015
Sato Corp.	1,400	19,696
Sato Shoji Corp.	300	3,142
Satori Electric Co. Ltd.	100	1,116
SBI Insurance Group Co. Ltd.	200	1,672
SBI Leasing Services Co. Ltd.	200	5,114
SBI Sumishin Net Bank Ltd.(2)	300	9,719
SBS Holdings, Inc.	1,000	18,799
Scroll Corp.	1,000	7,370
SEC Carbon Ltd.	200	2,775
Segue Group Co. Ltd.	500	1,785
Seibu Electric & Machinery Co. Ltd.	200	2,642
Seika Corp.	500	16,370
Seikagaku Corp.	800	3,580
Seikitokyu Kogyo Co. Ltd.	1,400	14,025
Seiko Group Corp.	1,700	47,991
Seikoh Giken Co. Ltd.	100	3,391
Seino Holdings Co. Ltd.	200	3,006
Seiren Co. Ltd.	2,400	41,296
Sekisui Jushi Corp.	900	11,998
Sekisui Kasei Co. Ltd.	600	1,327
Senko Group Holdings Co. Ltd.	8,200	101,819
Senshu Electric Co. Ltd.	600	19,820
Senshu Ikeda Holdings, Inc.	15,000	56,491
Senshukai Co. Ltd.(1)	200	375
SERAKU Co. Ltd.	400	4,547
Seria Co. Ltd.	2,600	47,639
Seven Bank Ltd.	35,300	67,906
SFP Holdings Co. Ltd.	200	2,966
Sharingtechnology, Inc.	1,400	9,631
Shibaura Electronics Co. Ltd.(2)	900	37,104
Shibaura Machine Co. Ltd.	1,300	30,159
Shibaura Mechatronics Corp.	700	39,299
Shibusawa Logistics Corp.	200	5,435
Shibuya Corp.	700	16,100
SHIFT, Inc.(1)	12,400	143,376
Shiga Bank Ltd.	2,500	106,676
Shikoku Bank Ltd.	2,300	18,288
Shikoku Electric Power Co., Inc.	7,800	63,202
Shikoku Kasei Holdings Corp.	1,000	13,400
Shima Seiki Manufacturing Ltd.	600	3,651
Shimadaya Corp.	100	1,255
Shimizu Bank Ltd.	200	1,909
Shimojima Co. Ltd.	200	1,694
Shin Nippon Air Technologies Co. Ltd.	200	3,098
Shinagawa Refractories Co. Ltd.	1,400	16,305
Shindengen Electric Manufacturing Co. Ltd.	300	4,146
Shin-Etsu Polymer Co. Ltd.	2,000	23,280
Shinko Shoji Co. Ltd.	300	1,934
Shinmaywa Industries Ltd.	2,700	26,356
Shinnihon Corp.	1,400	15,758

Shinnihonseiyaku Co. Ltd.	200	3,144
Shinsho Corp.	800	10,884
Ship Healthcare Holdings, Inc.	3,000	38,759
Shizuoka Gas Co. Ltd.	300	2,280
SHO-BOND Holdings Co. Ltd.	1,000	33,935
Shoei Co. Ltd.	1,700	19,014
Showa Sangyo Co. Ltd.	1,200	24,105
SIGMAXYZ Holdings, Inc.	4,000	32,979
Siix Corp.	2,200	17,647
Simplex Holdings, Inc.	800	20,780
Sinfonia Technology Co. Ltd.	1,200	64,765
Sinko Industries Ltd.	1,500	12,604
Sintokogio Ltd.	1,300	7,507
SK-Electronics Co. Ltd.	100	1,684
SKY Perfect JSAT Holdings, Inc.	11,500	100,116
Smaregi, Inc.	400	9,396
SMK Corp.	100	1,527
SMS Co. Ltd.	900	8,979
Socionext, Inc.	5,500	80,719
Soda Nikka Co. Ltd.	400	2,964
Sodick Co. Ltd.	2,200	13,810
Soft99 Corp.	200	2,242
Softcreate Holdings Corp.	300	4,228
Software Service, Inc.	100	8,993
Solasto Corp.	1,300	3,719
Sotetsu Holdings, Inc.	4,700	70,126
Sourcenext Corp.(1)	400	509
Sparx Group Co. Ltd.	400	4,186
SPK Corp.	200	3,039
S-Pool, Inc.	2,500	6,167
SRA Holdings	200	6,448
SRS Holdings Co. Ltd.	1,800	15,039
St. Marc Holdings Co. Ltd.	700	11,558
Star Micronics Co. Ltd.	1,700	20,014
Startia Holdings, Inc.	100	1,952
Starts Corp., Inc.	2,100	61,647
Starzen Co. Ltd.	2,500	19,432
Stella Chemifa Corp.	500	13,065
STI Foods Holdings, Inc.	300	2,741
Strike Co. Ltd.	300	7,519
Subaru Enterprise Co. Ltd.	100	2,212
Sugimoto & Co. Ltd.	400	4,868
SUMCO Corp.	11,100	75,029
Sumida Corp.	1,700	11,896
Sumiseki Holdings, Inc.	200	922
Sumitomo Bakelite Co. Ltd.	3,900	105,967
Sumitomo Densetsu Co. Ltd.	900	40,147
Sumitomo Heavy Industries Ltd.	6,400	133,838
Sumitomo Mitsui Construction Co. Ltd.	3,800	15,662
Sumitomo Osaka Cement Co. Ltd.	1,700	45,178
Sumitomo Riko Co. Ltd.	2,000	23,903
Sumitomo Seika Chemicals Co. Ltd.	500	15,642
Sumitomo Warehouse Co. Ltd.	2,800	58,199
Sun Frontier Fudousan Co. Ltd.	200	2,865
Sun*, Inc.(1)	100	362

Sun-Wa Technos Corp.	500	7,982
SUNWELS Co. Ltd.(1)	200	821
Suruga Bank Ltd.	9,200	84,896
Suzuken Co. Ltd.	3,300	121,577
Suzuki Co. Ltd.	500	6,072
Suzumo Machinery Co. Ltd.	400	5,502
SWCC Corp.	1,800	86,875
Synchro Food Co. Ltd.	1,300	4,967
System Support Holdings, Inc.	100	1,737
Systems Engineering Consultants Co. Ltd.	200	7,192
Systena Corp.	15,200	41,856
Syuppin Co. Ltd.	1,100	8,461
T Hasegawa Co. Ltd.	1,500	30,293
T RAD Co. Ltd.	100	3,318
Tachibana Eletech Co. Ltd.	300	5,300
Tachikawa Corp.	200	2,084
Tachi-S Co. Ltd.	1,600	19,150
Tadano Ltd.	5,900	40,158
Taihei Dengyo Kaisha Ltd.	300	10,577
Taiheiyo Cement Corp.	5,000	127,903
Taiho Kogyo Co. Ltd.	300	1,381
Taikisha Ltd.	200	3,376
Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	100	1,703
Taiyo Holdings Co. Ltd.	2,500	102,611
Taiyo Kagaku Co. Ltd.	200	2,417
Taiyo Yuden Co. Ltd.	7,100	118,503
Takamatsu Construction Group Co. Ltd.	900	17,535
Takamiya Co. Ltd.	500	1,185
Takaoka Toko Co. Ltd.	400	6,190
Takara & Co. Ltd.	200	4,490
Takara Bio, Inc.	200	1,096
Takara Holdings, Inc.	5,500	48,725
Takara Standard Co. Ltd.	2,400	38,398
Takasago International Corp.	800	36,569
Takashima & Co. Ltd.	200	1,891
Takashimaya Co. Ltd.	14,400	114,776
TAKEBISHI Corp.	200	2,535
Takeuchi Manufacturing Co. Ltd.	1,900	61,229
Taki Chemical Co. Ltd.	100	2,020
Tama Home Co. Ltd.	600	14,808
Tamron Co. Ltd.	1,500	35,876
Tamura Corp.	3,800	11,804
Tanabe Engineering Corp.	200	2,917
Tanseisha Co. Ltd.	900	6,745
Tauns Laboratories, Inc.	1,300	5,479
Tayca Corp.	300	2,905
Tazmo Co. Ltd.	300	3,969
TDC Soft, Inc.	1,800	16,663
TechMatrix Corp.	2,100	30,863
Techno Ryowa Ltd.	600	13,684
TechnoPro Holdings, Inc.(2)	6,400	173,695
Teijin Ltd.	10,400	83,499
Teikoku Electric Manufacturing Co. Ltd.	700	15,332
Teikoku Tsushin Kogyo Co. Ltd.	200	3,097
Tekken Corp.	600	11,126

Tenma Corp.	400	9,886
Tenpos Holdings Co. Ltd.	100	2,370
Tenryu Saw Manufacturing Co. Ltd.	100	1,287
Tera Probe, Inc.	100	1,920
Terasaki Electric Co. Ltd.	100	2,055
TerraSky Co. Ltd.(1)	300	6,055
Tess Holdings Co. Ltd.	2,400	5,839
Tigers Polymer Corp.	200	1,119
Timee, Inc.(1)	2,000	24,348
TKC Corp.	1,500	44,168
TKP Corp.(1)	1,100	14,450
Toa Corp.	500	3,528
Toa Corp.	3,500	36,246
TOA ROAD Corp.	2,200	23,211
Toagosei Co. Ltd.(2)	4,400	42,689
TOBISHIMA HOLDINGS, Inc.	1,100	14,311
TOC Co. Ltd.	1,300	5,999
Tocalo Co. Ltd.	2,900	35,896
Tochigi Bank Ltd.	4,800	12,321
Toda Corp.	7,600	47,095
Toenec Corp.	2,800	22,949
Toho Bank Ltd.	11,600	27,327
Toho Co. Ltd.	200	4,445
Toho System Science Co. Ltd.	200	1,693
Toho Titanium Co. Ltd.	1,800	14,153
Tohokushinsha Film Corp.	1,400	5,344
Tokai Carbon Co. Ltd.(2)	12,300	88,121
Tokai Corp.	400	6,095
TOKAI Holdings Corp.	5,800	39,687
Tokai Rika Co. Ltd.	3,000	45,701
Tokai Tokyo Financial Holdings, Inc.	11,800	39,190
Token Corp.	400	37,168
Tokushu Tokai Paper Co. Ltd.	200	5,024
Tokuyama Corp.	3,800	74,022
Tokyo Electron Device Ltd.	1,300	25,296
Tokyo Energy & Systems, Inc.	400	3,377
Tokyo Individualized Educational Institute, Inc.	400	872
Tokyo Keiki, Inc.	100	2,437
Tokyo Kiraboshi Financial Group, Inc.	1,700	66,361
Tokyo Rope Manufacturing Co. Ltd.	300	2,603
Tokyo Sangyo Co. Ltd.	400	2,094
Tokyo Seimitsu Co. Ltd.	2,400	133,090
Tokyo Steel Manufacturing Co. Ltd.	3,400	36,272
Tokyo Tekko Co. Ltd.	500	19,458
Tokyotokeiba Co. Ltd.	800	24,945
Tokyu Construction Co. Ltd.	4,300	27,216
Toli Corp.	2,500	8,453
Tomen Devices Corp.	100	3,931
Tomoe Corp.	1,500	14,398
Tomoe Engineering Co. Ltd.	1,200	12,478
Tomoku Co. Ltd.	300	5,883
TOMONY Holdings, Inc.	10,500	39,176
Tomy Co. Ltd.	4,700	99,604
Topcon Corp.	400	8,995
Topre Corp.	2,100	26,011

Topy Industries Ltd.	500	7,905
Toridoll Holdings Corp.	2,400	68,933
Torigoe Co. Ltd.	300	1,879
Torishima Pump Manufacturing Co. Ltd.	100	1,348
Toshiba TEC Corp.	800	16,373
Tosho Co. Ltd.	100	419
Totech Corp.	1,400	28,375
Totetsu Kogyo Co. Ltd.	1,100	26,589
Toukei Computer Co. Ltd.	100	2,736
Tow Co. Ltd.	100	221
Towa Bank Ltd.	700	3,442
Towa Corp.	3,100	32,870
Towa Pharmaceutical Co. Ltd.	1,700	36,015
Toyo Construction Co. Ltd.	500	4,985
Toyo Engineering Corp.	1,200	5,365
Toyo Gosei Co. Ltd.	200	6,410
Toyo Kanetsu KK	200	5,194
Toyo Tanso Co. Ltd.	400	11,734
Toyo Tire Corp.	4,600	95,471
Toyobo Co. Ltd.(2)	5,000	31,195
Toyoda Gosei Co. Ltd.	3,300	63,914
Toyota Boshoku Corp.	4,400	62,727
TPR Co. Ltd.	1,200	16,384
Traders Holdings Co. Ltd.	100	743
Transaction Co. Ltd.	900	15,324
Transcosmos, Inc.	1,100	25,620
TRE Holdings Corp.	2,200	20,431
Treasure Factory Co. Ltd.	900	12,137
Tri Chemical Laboratories, Inc.	400	7,835
Trial Holdings, Inc.(2)	200	3,008
Trinity Industrial Corp.	200	1,456
tripla Co. Ltd.(1)	200	3,753
Trusco Nakayama Corp.	1,700	24,091
TRYT, Inc.	1,900	7,324
TS Tech Co. Ltd.	4,500	50,259
TSI Holdings Co. Ltd.	3,300	25,052
Tsubaki Nakashima Co. Ltd.	1,400	3,678
Tsubakimoto Chain Co.	3,900	49,174
Tsubakimoto Kogyo Co. Ltd.	200	3,181
Tsuburaya Fields Holdings, Inc.	100	1,327
Tsugami Corp.	2,600	33,551
Tsukada Global Holdings, Inc.	500	2,041
Tsukishima Holdings Co. Ltd.	1,700	23,899
Tsukuba Bank Ltd.	4,500	7,543
Tsumura & Co.	3,300	78,255
Tsurumi Manufacturing Co. Ltd.	100	2,514
Tsutsumi Jewelry Co. Ltd.	100	1,554
Tsuzuki Denki Co. Ltd.	500	9,628
TV Asahi Holdings Corp.	1,600	28,920
Tv Tokyo Holdings Corp.	300	7,423
TWOSTONE&Sons	600	4,134
UACJ Corp.	2,100	70,995
UBE Corp.	4,700	73,625
Uchida Yoko Co. Ltd.	500	31,173
Ukai Co. Ltd.	100	2,487

ULS Group, Inc.	100	4,021
Ulvac, Inc.	1,300	44,937
U-Next Holdings Co. Ltd.	3,400	51,120
Union Tool Co.	100	3,077
Unipres Corp.	1,900	13,001
UNIRITA, Inc.	100	1,320
United Arrows Ltd.	1,600	23,390
United Super Markets Holdings, Inc.	4,938	31,061
UNITED, Inc.	300	1,255
Universal Entertainment Corp.	2,000	14,392
User Local, Inc.	400	5,212
Ushio, Inc.	4,000	49,450
UT Group Co. Ltd.	1,100	19,142
V Technology Co. Ltd.	200	4,374
Valor Holdings Co. Ltd.	2,500	42,339
Value HR Co. Ltd.	300	3,338
ValueCommerce Co. Ltd.	400	2,217
Vector, Inc.	1,700	11,052
Vertex Corp.	400	5,849
Vision, Inc.(2)	2,200	18,157
Visional, Inc.(1)	1,200	75,259
Vital KSK Holdings, Inc.	1,000	8,751
VT Holdings Co. Ltd.	4,200	13,922
Wacom Co. Ltd.	6,700	29,796
Wakita & Co. Ltd.	2,000	24,212
Warabeya Nichiyo Holdings Co. Ltd.	400	6,274
Waseda Academy Co. Ltd.	200	3,262
WATAMI Co. Ltd.	1,600	11,042
WDI Corp.	100	2,091
Weathernews, Inc.	700	19,338
West Holdings Corp.	600	6,572
Will Group, Inc.	200	1,282
WingArc1st, Inc.	700	18,344
WIN-Partners Co. Ltd.	1,000	9,305
World Co. Ltd.	200	3,483
W-Scope Corp.(1)	700	1,372
Xebio Holdings Co. Ltd.	1,400	11,091
YAC Holdings Co. Ltd.	200	1,037
Yagi & Co. Ltd.	100	1,565
Yahagi Construction Co. Ltd.	500	5,848
YAKUODO Holdings Co. Ltd.	200	2,847
YAMABIKO Corp.	1,600	23,364
Yamae Group Holdings Co. Ltd.	1,300	21,105
Yamagata Bank Ltd.	1,600	16,607
Yamaguchi Financial Group, Inc.	10,100	107,238
Yamaichi Electronics Co. Ltd.	800	13,089
Yamami Co.	200	6,840
Yamanashi Chuo Bank Ltd.	1,700	29,735
Yamashin-Filter Corp.	1,700	6,767
Yamatane Corp.	1,000	15,755
Yamaura Corp.	200	1,701
Yamax Corp.	800	8,729
Yamaya Corp.	100	1,716
Yamazen Corp.	2,600	23,655
Yaoko Co. Ltd.	600	39,086

Yasuda Logistics Corp.	400	5,164
Yellow Hat Ltd.	4,400	46,231
Yodogawa Steel Works Ltd.	1,200	46,220
Yokogawa Bridge Holdings Corp.	1,900	33,587
Yokorei Co. Ltd.	2,700	16,353
Yokowo Co. Ltd.	1,000	8,599
Yomeishu Seizo Co. Ltd.	200	4,301
Yondoshi Holdings, Inc.	100	1,227
Yonex Co. Ltd.	3,800	75,099
Yonkyu Co. Ltd.	100	1,529
Yorozu Corp.	400	2,496
Yoshimura Food Holdings KK(1)	400	2,799
Yoshinoya Holdings Co. Ltd.	3,700	82,331
Yossix Holdings Co. Ltd.	100	1,795
Yotai Refractories Co. Ltd.	600	7,239
Yuasa Trading Co. Ltd.	800	25,037
Yukiguni Factory Co. Ltd.	1,100	8,328
Yurtec Corp.	2,300	31,264
Yushin Co.	400	1,695
Yushiro, Inc.	100	1,395
Yutaka Giken Co. Ltd.	100	1,893
Zacros Corp.	800	20,931
Zenhoren Co. Ltd.	600	3,545
Zenitaka Corp.	100	2,963
Zenkoku Hosho Co. Ltd.	2,600	57,567
Zenrin Co. Ltd.	2,100	16,847
Zeon Corp.	8,100	81,473
ZERIA Pharmaceutical Co. Ltd.	1,300	19,625
ZIGExN Co. Ltd.	1,400	4,493
Zuken, Inc.	400	14,366
		30,737,078
Netherlands — 1.2%
Aalberts NV	2,208	77,048
Acomo NV	385	10,119
Alfen NV(1)(2)	470	6,086
AMG Critical Materials NV(2)	961	20,454
Arcadis NV	1,795	92,701
Avantium NV(1)(2)	46	929
Basic-Fit NV(1)(2)	1,345	35,290
Brunel International NV	578	5,923
Constellium SE(1)	3,696	44,869
Corbion NV	1,419	30,643
Fugro NV	3,125	39,646
InPost SA(1)	5,929	97,447
Just Eat Takeaway.com NV(1)(2)	4,646	102,729
Koninklijke BAM Groep NV	7,383	61,731
Koninklijke Heijmans NV, CVA	764	48,555
Koninklijke Vopak NV	2,090	95,739
Nedap NV	119	8,580
OCI NV(1)	2,822	24,536
Pharming Group NV(1)(2)	10,926	12,197
Pharvaris NV(1)(2)	128	2,125
PostNL NV(2)	8,820	9,574
Randstad NV	1,482	62,125
SBM Offshore NV	4,380	100,496

SIF Holding NV(1)	281	3,107
Signify NV	2,603	63,614
Sligro Food Group NV	544	8,465
TKH Group NV, CVA	855	36,899
Van Lanschot Kempen NV	801	49,655
		1,151,282
New Zealand — 0.5%
Air New Zealand Ltd.	213,653	76,670
Fletcher Building Ltd.(1)	79,587	149,437
KMD Brands Ltd.(1)(2)	74,385	13,531
Ryman Healthcare Ltd.(1)	9,555	11,964
SKYCITY Entertainment Group Ltd.(1)	105,774	59,932
Summerset Group Holdings Ltd.	22,691	149,623
Tourism Holdings Ltd.	1,114	920
		462,077
Norway — 1.9%
2020 Bulkers Ltd.	856	10,142
Aker Horizons ASA(1)	1,600	214
Aker Solutions ASA	11,597	37,857
AMSC ASA(1)	3,625	532
Atea ASA(1)	4,538	64,683
Austevoll Seafood ASA	5,097	46,272
Avance Gas Holding Ltd.	1,150	183
Bluenord ASA(1)	1,462	84,361
Borregaard ASA	2,250	41,321
Bouvet ASA	4,636	35,007
BW LPG Ltd.	5,022	51,379
BW Offshore Ltd.	4,643	15,279
Cadeler AS(1)	4,829	24,169
Cool Co. Ltd.	1,183	7,171
Crayon Group Holding ASA(1)	3,663	50,976
DNO ASA	27,816	33,127
DOF Group ASA	10,203	88,972
Elmera Group ASA	5,707	18,719
Europris ASA	8,253	64,266
FLEX LNG Ltd.	391	9,309
Grieg Seafood ASA	1,830	12,116
Himalaya Shipping Ltd.(1)	1,044	6,218
Hoegh Autoliners ASA	6,312	52,537
Kid ASA	1,900	27,722
Kitron ASA	10,202	58,919
Klaveness Combination Carriers ASA	349	2,123
LINK Mobility Group Holding ASA(1)	1,263	3,116
MPC Container Ships ASA	19,165	30,135
Noram Drilling AS(1)	545	1,221
Norbit ASA	801	14,949
Norconsult Norge AS	5,211	23,062
Nordic Mining ASA(1)	2,780	6,343
Nordic Semiconductor ASA(1)	1,396	17,091
Norske Skog ASA(1)	4,448	9,748
Norwegian Air Shuttle ASA	36,220	50,719
Odfjell Drilling Ltd.	6,086	37,897
OKEA ASA(1)	2,585	4,269
Panoro Energy ASA(1)	2,896	6,815
Pexip Holding ASA	118	687

PhotoCure ASA(1)	638	3,137
Protector Forsikring ASA	2,825	111,874
Public Property Invest AS(1)	6,128	12,913
Rana Gruber ASA	1,307	9,086
Salmon Evolution ASA(1)	10,569	6,440
SATS ASA(1)	6,329	22,395
Scatec ASA(1)	6,820	58,468
Sea1 offshore, Inc.	2,825	6,673
Solstad Maritime Holding AS	3,461	7,460
Solstad Offshore ASA	1,150	4,439
SpareBank 1 Nord Norge	5,024	72,506
Sparebank 1 Oestlandet	2,473	44,366
SpareBank 1 SMN	7,235	136,466
Sparebanken Norge	2,595	39,562
Stolt-Nielsen Ltd.	1,379	34,530
TGS ASA	10,428	85,794
Veidekke ASA	5,563	83,867
Wilh Wilhelmsen Holding ASA, Class A	664	26,627
		1,816,229
Portugal — 0.3%
Corticeira Amorim SGPS SA	2,211	19,398
CTT-Correios de Portugal SA	6,250	52,600
Mota-Engil SGPS SA(1)	6,929	35,450
NOS SGPS SA	13,126	57,506
REN - Redes Energeticas Nacionais SGPS SA	26,874	89,800
Semapa-Sociedade de Investimento e Gestao	1,307	26,184
Sonae SGPS SA	23,464	32,523
		313,461
Singapore — 1.8%
AEM Holdings Ltd.(1)	5,051	4,835
Aztech Global Ltd.	24,300	10,163
Boustead Singapore Ltd.	19,900	17,119
Capitaland India Trust	134,800	102,979
Centurion Corp. Ltd.	32,100	36,257
CNMC Goldmine Holdings Ltd.	36,800	12,182
ComfortDelGro Corp. Ltd.	248,000	272,858
COSCO Shipping International Singapore Co. Ltd.(1)(2)	106,500	10,575
CSE Global Ltd.	38,000	12,510
First Resources Ltd.	69,000	75,738
Food Empire Holdings Ltd.	21,000	28,287
Frencken Group Ltd.(2)	43,400	38,544
Geo Energy Resources Ltd.	20,000	5,963
Hutchison Port Holdings Trust, U Shares	537,100	85,287
iFAST Corp. Ltd.	12,000	60,124
ISDN Holdings Ltd.	15,500	3,724
Keppel Infrastructure Trust	560,200	169,383
LHN Ltd.	21,000	8,367
Marco Polo Marine Ltd.	308,300	10,282
Nanofilm Technologies International Ltd.(2)	39,300	16,269
Pan-United Corp. Ltd.	4,500	2,596
Raffles Medical Group Ltd.	110,700	84,875
Rex International Holding Ltd.(1)	89,200	8,967
RH PetroGas Ltd.(1)	24,400	2,677
Riverstone Holdings Ltd.(2)	81,300	43,083
Samudera Shipping Line Ltd.	27,100	17,113

Sheng Siong Group Ltd.	99,000	138,952
Singapore Post Ltd.(2)	5,800	2,492
StarHub Ltd.	83,400	73,696
Super Hi International Holding Ltd.(1)(2)	26,000	53,114
UMS Integration Ltd.	46,100	41,724
Wee Hur Holdings Ltd.	52,200	16,945
Yangzijiang Financial Holding Ltd.	343,600	193,060
Yanlord Land Group Ltd.(1)(2)	92,500	32,904
Yoma Strategic Holdings Ltd.(1)	228,900	15,389
		1,709,033
South Africa — 0.2%
Anglogold Ashanti PLC (New York)	4,080	178,745
Spain — 1.7%
Acerinox SA	6,541	77,264
Almirall SA	2,546	32,274
Amper SA(1)	69,357	11,279
Atresmedia Corp. de Medios de Comunicacion SA	2,931	19,797
Bankinter SA	26,300	338,367
CIE Automotive SA	1,222	33,646
Construcciones y Auxiliar de Ferrocarriles SA	650	35,956
Ebro Foods SA	2,024	40,479
Enagas SA(2)	7,870	126,623
Ence Energia y Celulosa SA(2)	4,921	16,158
Ercros SA	2,701	9,056
Faes Farma SA	9,211	45,663
Fluidra SA	2,897	71,103
Gestamp Automocion SA(2)	5,528	18,396
Global Dominion Access SA	2,282	7,982
Grenergy Renovables SA(1)	573	45,459
Indra Sistemas SA(2)	1,901	78,323
Laboratorios Farmaceuticos Rovi SA	770	47,602
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	8,215	12,774
Logista Integral SA	2,136	68,980
Melia Hotels International SA	3,402	26,096
Neinor Homes SA(1)(2)	890	14,306
Obrascon Huarte Lain SA(1)(2)	34,040	12,336
Prosegur Cash SA	6,507	5,970
Prosegur Cia de Seguridad SA	4,806	14,893
Sacyr SA	19,572	79,214
Solaria Energia y Medio Ambiente SA(1)(2)	1,310	11,312
Soltec Power Holdings SA(1)(2)	357	324
Tecnicas Reunidas SA(1)	1,764	37,233
Tubacex SA	4,485	20,020
Tubos Reunidos SA(1)	1,573	1,082
Unicaja Banco SA	39,767	87,412
Vidrala SA	732	78,350
Viscofan SA	1,449	104,324
		1,630,053
Sweden — 4.8%
AcadeMedia AB	6,121	51,622
AddLife AB, B Shares	4,984	95,866
Addnode Group AB	6,059	64,936
AFRY AB	4,688	82,974
Alimak Group AB	3,458	50,281
Alleima AB	10,533	86,341

Ambea AB	3,505	39,138
AQ Group AB	2,385	43,182
Arjo AB, B Shares	11,597	37,087
Atrium Ljungberg AB, B Shares	11,911	40,592
Attendo AB	6,206	39,901
Beijer Alma AB	1,379	31,500
Bergman & Beving AB	1,539	49,960
Better Collective AS(1)	2,009	26,696
BHG Group AB(1)(2)	5,700	14,759
BICO Group AB(1)	609	2,286
Bilia AB, A Shares	3,505	45,366
Billerud Aktiebolag	11,635	126,730
BioGaia AB, B Shares	5,282	54,569
Bonava AB, B Shares(1)(2)	8,112	9,950
Boozt AB(1)	2,600	23,168
Bufab AB	7,605	66,314
Bulten AB	996	6,059
Bure Equity AB	3,995	120,295
Byggmax Group AB	3,680	20,063
Catena AB	1,761	86,625
Cibus Nordic Real Estate AB publ	4,130	77,560
Cint Group AB(1)	15,326	11,581
Clas Ohlson AB, B Shares	2,897	79,580
Cloetta AB, B Shares	10,568	38,136
Coor Service Management Holding AB	4,794	19,475
Corem Property Group AB, B Shares(2)	34,668	18,429
Dios Fastigheter AB	5,440	37,713
Dynavox Group AB(1)	6,123	67,262
Electrolux AB, B Shares(1)	10,619	69,240
Electrolux Professional AB, B Shares	12,820	87,035
Elekta AB, B Shares	11,936	62,846
Embracer Group AB(1)(2)	1,703	20,728
Enad Global 7 AB	2,931	4,096
Fastighetsbolaget Emilshus AB, Class B(1)	156	758
FastPartner AB, Class A	1,812	10,448
G5 Entertainment AB	282	3,514
Granges AB	6,960	87,961
Hanza AB	1,413	11,891
Haypp Group AB(1)	905	10,384
Heba Fastighets AB, Class B	4,039	13,346
Hemnet Group AB	4,500	142,727
Hexatronic Group AB(1)	4,882	13,312
Hoist Finance AB	2,897	27,767
Hufvudstaden AB, A Shares	6,338	80,736
Humana AB	507	1,893
Humble Group AB(1)	22,551	19,898
Instalco AB	12,175	31,048
INVISIO AB	2,445	91,465
Inwido AB	2,756	60,612
JM AB	3,162	48,192
KNOW IT AB	1,080	14,808
Lindab International AB	4,641	104,109
Loomis AB	3,123	120,814
Medcap AB(1)	368	16,711
Medicover AB, B Shares	456	11,377

MEKO AB	2,216	26,474
Mildef Group AB	1,838	50,241
MIPS AB	1,194	51,236
Modern Times Group MTG AB, B Shares(1)	2,348	26,445
Munters Group AB	6,464	86,221
Mycronic AB	484	19,109
NCAB Group AB(1)(2)	6,282	28,745
NCC AB, B Shares	5,512	104,416
Neobo Fastigheter AB(1)	7,650	13,123
Net Insight AB, B Shares(1)(2)	9,956	3,418
New Wave Group AB, B Shares	5,029	61,144
Nobia AB(1)	19,880	8,574
Nolato AB, B Shares	12,047	74,422
Note AB(2)	627	10,601
NP3 Fastigheter AB	1,692	45,726
Nyfosa AB	9,320	84,740
Orron Energy AB(1)	6,729	3,120
Ovzon AB(1)	4,393	17,852
Pandox AB	5,145	86,301
Paradox Interactive AB	2,090	41,876
Peab AB, Class B	10,046	86,193
Platzer Fastigheter Holding AB, B Shares	3,056	24,070
Plejd AB(1)	318	21,229
PowerCell Sweden AB(1)(2)	995	2,586
Prevas AB, B Shares	120	1,160
Proact IT Group AB	1,115	13,620
RaySearch Laboratories AB	1,990	63,420
Rusta AB	2,946	22,791
Rvrc Holding AB	5,285	24,728
Samhallsbyggnadsbolaget i Norden AB(2)	28,813	16,911
Samhallsbyggnadsbolaget i Norden AB, D Shares	5,563	4,907
Scandic Hotels Group AB	7,730	61,938
Sedana Medical AB(1)	3,509	4,395
Sinch AB(1)	36,502	96,800
SkiStar AB	2,356	41,822
Stillfront Group AB(1)	11,143	9,228
Storytel AB	2,620	27,105
Surgical Science Sweden AB(1)	890	13,360
Sveafastigheter AB(1)	4,337	15,826
SwedenCare AB	2,284	9,533
Synsam AB	6,023	30,895
Teqnion AB(1)	387	5,600
Troax Group AB	2,090	34,789
Truecaller AB, B Shares	16,139	108,824
VBG Group AB, B Shares	1,067	27,883
Viaplay Group AB, B Shares(1)(2)	924	59
Vitec Software Group AB, B Shares	1,378	62,120
Vitrolife AB	2,444	39,566
Wihlborgs Fastigheter AB	7,413	74,530
Zinzino AB, Class B	1,248	24,695
		4,648,079
Switzerland — 4.3%
Accelleron Industries AG	4,308	248,778
Adecco Group AG	7,847	219,174
Allreal Holding AG	584	133,667

ALSO Holding AG	349	110,143
ams-OSRAM AG(1)	4,361	42,418
Arbonia AG	2,253	16,343
Aryzta AG(1)	1,277	131,959
Ascom Holding AG	1,484	6,727
Autoneum Holding AG(2)	190	33,523
Basilea Pharmaceutica Ag Allschwil(1)	474	26,081
Bell Food Group AG	78	24,878
Bossard Holding AG, Class A	249	57,941
Bucher Industries AG	309	148,995
Burckhardt Compression Holding AG	162	120,036
Burkhalter Holding AG	333	51,761
Bystronic AG(2)	45	18,854
Cembra Money Bank AG	1,151	141,536
Cicor Technologies Ltd.(1)	152	23,085
Clariant AG(1)	9,470	106,801
Comet Holding AG	60	16,101
COSMO Pharmaceuticals NV	315	21,822
Daetwyler Holding AG, Bearer Shares	278	39,931
DKSH Holding AG	1,114	86,996
dormakaba Holding AG	169	150,490
Dottikon Es Holding AG(1)(2)	96	32,351
EFG International AG(1)	3,484	62,079
Emmi AG	81	82,308
Forbo Holding AG	47	48,271
Galenica AG	1,657	171,625
Gurit Holding AG, Bearer Shares(1)(2)	55	1,238
Hiag Immobilien Holding AG	289	35,635
Huber & Suhner AG	472	45,683
Implenia AG	741	43,618
Inficon Holding AG	718	84,366
Interroll Holding AG(1)	33	79,955
Intershop Holding AG	234	39,616
Kardex Holding AG	304	90,238
Komax Holding AG(1)(2)	206	28,359
LEM Holding SA	24	21,831
Leonteq AG(2)	352	7,778
Medacta Group SA	318	52,246
Medmix AG	1,067	13,746
Mobilezone Holding AG	585	8,303
Mobimo Holding AG	376	145,590
Montana Aerospace AG(1)	1,414	31,581
Novavest Real Estate AG(1)	277	12,794
OC Oerlikon Corp. AG Pfaffikon	8,361	38,598
PolyPeptide Group AG(1)(2)	471	12,224
Rieter Holding AG(2)	55	5,128
Schweiter Technologies AG(2)	40	19,184
Sensirion Holding AG(1)	216	18,709
SFS Group AG	86	12,196
Siegfried Holding AG(1)	1,560	183,343
SKAN Group AG	383	33,424
Softwareone Holding AG	4,086	37,485
St. Galler Kantonalbank AG	91	53,565
Stadler Rail AG	2,371	60,330
Sulzer AG	344	64,898

Temenos AG	1,600	118,964
TX Group AG	92	22,974
u-blox Holding AG(1)	310	34,611
Valiant Holding AG	729	107,130
Vetropack Holding AG	619	24,353
Vontobel Holding AG	1,116	83,910
Warteck Invest AG	3	7,291
Zehnder Group AG	512	39,603
		4,095,171
United Kingdom — 12.6%
4imprint Group PLC	1,068	51,320
Aberdeen Group PLC	86,940	203,468
Advanced Medical Solutions Group PLC	4,287	11,437
AFC Energy PLC(1)	8,599	966
AG Barr PLC	5,405	50,534
AJ Bell PLC	10,985	72,673
Alpha Group International PLC	1,412	60,156
Ashmore Group PLC	20,383	42,499
Ashtead Technology Holdings PLC(2)	3,611	20,684
ASOS PLC(1)(2)	1,344	5,683
Aston Martin Lagonda Global Holdings PLC(1)(2)	7,803	8,862
Atalaya Mining Copper SA	5,466	32,175
Auction Technology Group PLC(1)	167	1,025
Avon Technologies PLC	1,348	31,888
B&M European Value Retail SA	28,880	133,250
Babcock International Group PLC	9,177	116,144
Balfour Beatty PLC	19,428	130,865
Barratt Redrow PLC	14,987	93,152
Beazley PLC	23,946	305,146
Bellway PLC	4,309	157,464
Bloomsbury Publishing PLC	1,413	9,927
Bodycote PLC	6,663	50,774
boohoo Group PLC(1)(2)	23,911	7,747
BP Marsh & Partners PLC	356	3,167
Breedon Group PLC	10,622	65,213
Burberry Group PLC	18,173	254,230
Burford Capital Ltd.	2,776	35,699
Burford Capital Ltd. (London)	7,987	102,690
Bytes Technology Group PLC	9,556	67,998
Capricorn Energy PLC(1)	1,872	6,522
Card Factory PLC	11,039	14,181
Carr's Group PLC	2,637	5,354
Central Asia Metals PLC	6,574	14,432
Ceres Power Holdings PLC(1)	2,701	2,653
Cerillion PLC	698	17,594
Chemring Group PLC	10,428	67,822
Chesnara PLC	6,204	23,589
Churchill China PLC	163	1,440
Clarkson PLC	1,394	62,641
Close Brothers Group PLC(1)	5,549	24,931
CMC Markets PLC	5,211	19,715
Coats Group PLC	73,994	78,672
Cohort PLC	1,781	35,442
Computacenter PLC	3,470	121,746
Conduit Holdings Ltd.	6,802	34,500

Costain Group PLC	12,053	20,126
Craneware PLC	891	24,137
Cranswick PLC	2,456	176,132
Crest Nicholson Holdings PLC	11,888	29,293
CVS Group PLC	3,851	64,515
De La Rue PLC(1)	3,611	6,257
Deliveroo PLC(1)	38,418	90,951
Direct Line Insurance Group PLC	51,150	205,709
Diversified Energy Co. PLC	2,335	32,937
Dowlais Group PLC	49,252	44,123
Dr. Martens PLC	16,619	13,347
Drax Group PLC	18,662	166,774
Duke Capital Ltd.	13,961	5,572
Dunelm Group PLC	5,993	96,180
easyJet PLC	10,950	85,200
Ecora Resources PLC	5,477	4,335
Elementis PLC	16,430	31,588
Energean PLC	7,271	90,046
EnQuest PLC	88,402	14,031
Essentra PLC	1,650	2,145
Everplay Group PLC(1)	6,246	25,675
FDM Group Holdings PLC	3,009	9,214
Ferrexpo PLC(1)	15,399	11,229
Fevertree Drinks PLC	1,055	12,548
Firstgroup PLC	32,006	81,998
Fonix PLC	2,360	6,602
Foresight Group Holdings Ltd.	2,022	10,381
Forterra PLC	6,541	17,405
Foxtons Group PLC	11,937	10,220
Frasers Group PLC(1)	5,191	51,197
Frontier Developments PLC(1)	438	1,474
FRP Advisory Group PLC	11,990	20,986
Fuller Smith & Turner PLC, Class A	1,264	10,735
Fund Technologies PLC(1)(2)	879	28,670
Funding Circle Holdings PLC(1)	11,153	16,181
Future PLC	785	7,098
Galliford Try Holdings PLC	4,552	25,185
Games Workshop Group PLC	1,372	283,475
Gamma Communications PLC	4,104	65,602
GB Group PLC	2,422	8,966
Genel Energy PLC(1)	4,219	3,016
Genuit Group PLC	5,870	31,869
Genus PLC	2,954	80,331
Georgia Capital PLC(1)	1,561	39,397
Grafton Group PLC	7,608	103,750
Grainger PLC	27,819	83,457
Greencore Group PLC	16,273	49,013
Greggs PLC	4,276	118,996
Gulf Keystone Petroleum Ltd.	11,491	24,606
Gym Group PLC(1)	6,051	11,758
Halfords Group PLC	3,891	8,789
Harbour Energy PLC	14,307	34,325
Harworth Group PLC	4,228	9,513
Hays PLC	72,126	70,019
Helios Towers PLC(1)	17,566	28,417

Henry Boot PLC	1,952	5,612
Hill & Smith PLC	3,174	79,081
Hilton Food Group PLC	3,053	35,745
Hochschild Mining PLC	18,207	67,682
Hollywood Bowl Group PLC	7,538	26,953
Hostelworld Group PLC(1)(2)	2,967	4,820
Hunting PLC	7,154	24,805
Ibstock PLC	17,458	46,061
IG Group Holdings PLC	14,478	219,005
Impax Asset Management Group PLC	2,185	5,430
Inchcape PLC	13,590	124,867
Indivior PLC(1)	1,924	24,558
IntegraFin Holdings PLC	10,467	44,850
International Workplace Group PLC	33,101	86,018
IP Group PLC(1)	35,841	21,630
IQE PLC(1)(2)	43,024	6,520
ITM Power PLC(1)(2)	20,600	15,783
ITV PLC	162,678	171,379
J D Wetherspoon PLC	3,959	39,110
JET2 PLC	7,605	190,511
John Wood Group PLC(1)(2)	2,585	642
Johnson Matthey PLC	7,045	163,437
Johnson Service Group PLC	18,470	36,940
JTC PLC	1,485	16,720
Jubilee Metals Group PLC(1)	114,656	5,876
Judges Scientific PLC	36	3,930
Jupiter Fund Management PLC	16,113	19,775
Just Group PLC	53,700	108,404
Kainos Group PLC	3,846	37,919
Keller Group PLC	3,347	69,268
Keystone Law Group PLC	915	7,518
Kier Group PLC	15,173	34,581
Kitwave Group PLC	552	2,343
Lancashire Holdings Ltd.	8,564	69,976
Lion Finance Group PLC	1,609	144,842
Liontrust Asset Management PLC	1,484	7,552
M&C Saatchi PLC	3,743	8,704
Macfarlane Group PLC	4,677	7,371
Man Group PLC	34,159	80,724
Marlowe PLC(2)	3,586	17,887
Marshalls PLC	9,307	35,049
Marston's PLC(1)	30,226	17,027
Me Group International PLC	9,257	26,704
Mears Group PLC	4,725	26,572
Midwich Group PLC	1,863	5,150
Mitchells & Butlers PLC(1)	12,409	47,805
Mitie Group PLC	65,297	137,641
MJ Gleeson PLC	1,690	11,844
Mobico Group PLC(1)	7,735	3,124
Molten Ventures PLC(1)	7,301	29,415
MONY Group PLC	25,296	71,165
Moonpig Group PLC	14,144	47,509
Morgan Advanced Materials PLC	9,823	28,071
Morgan Sindall Group PLC	1,798	93,897
Mortgage Advice Bureau Holdings Ltd.	1,711	18,775

MP Evans Group PLC	1,419	19,997
NCC Group PLC(2)	10,621	22,471
Next 15 Group PLC	1,711	6,331
Nichols PLC	1,231	23,211
Ninety One PLC	13,464	29,138
Norcros PLC	2,408	8,403
Ocado Group PLC(1)	14,279	50,686
On the Beach Group PLC	8,033	28,359
OSB Group PLC	14,790	97,575
Oxford Biomedica PLC(1)(2)	1,477	6,482
Oxford Nanopore Technologies PLC(1)(2)	17,945	29,904
Pagegroup PLC	13,812	50,355
Pan African Resources PLC	106,226	66,430
Pantheon Resources PLC(1)	9,636	3,419
Paragon Banking Group PLC	8,109	98,792
PayPoint PLC	2,513	24,094
Pennon Group PLC	21,590	148,697
Persimmon PLC	5,184	93,187
Pets at Home Group PLC	6,903	24,794
Phoenix Spree Deutschland Ltd.(1)	346	775
Pinewood Technologies Group PLC(1)	1,871	9,848
Plus500 Ltd.	3,688	169,326
Polar Capital Holdings PLC	3,126	17,811
Pollen Street Group Ltd.	1,140	11,631
PPHE Hotel Group Ltd.(2)	924	18,622
Premier Foods PLC	27,968	78,527
Pulsar Group PLC(1)	1,347	735
PureTech Health PLC(1)	6,276	11,517
PZ Cussons PLC	4,766	5,621
QinetiQ Group PLC	22,451	151,028
Quilter PLC	80,957	161,008
Raspberry PI Holdings PLC(1)	1,220	8,613
Rathbones Group PLC	2,517	55,953
Reach PLC	9,516	9,725
Renew Holdings PLC	2,370	26,275
Renewi PLC	4,003	46,747
Renishaw PLC	1,526	52,878
Restore PLC	4,950	18,211
RHI Magnesita NV	1,033	38,712
Rockhopper Exploration PLC(1)(2)	21,930	15,995
Rotork PLC	36,068	152,975
RS Group PLC	18,359	141,055
RWS Holdings PLC	9,504	10,215
S&U PLC	79	1,618
S4 Capital PLC(1)	22,164	8,400
Saga PLC(1)	2,062	3,989
Savills PLC	4,677	61,434
Senior PLC	18,756	43,013
Serco Group PLC	44,110	111,010
Serica Energy PLC	12,628	26,106
Severfield PLC	11,597	5,398
SIG PLC(1)	24,786	5,055
Sigmaroc PLC(1)	50,675	73,567
Softcat PLC	5,217	126,200
SolGold PLC(1)(2)	53,280	5,078

Spectris PLC	210	5,679
Spire Healthcare Group PLC	9,857	25,719
Spirent Communications PLC(1)	14,338	36,410
SSP Group PLC	35,501	78,025
SThree PLC	5,895	18,718
Strix Group PLC(1)	7,641	4,520
Supreme PLC	2,366	5,585
Synthomer PLC(1)	5,668	7,974
Tate & Lyle PLC	16,237	121,170
TBC Bank Group PLC	2,024	121,903
Team Internet Group PLC	3,819	3,620
Telecom Plus PLC	2,283	61,912
THG PLC(1)	27,590	9,035
TP ICAP Group PLC	37,411	132,231
Travis Perkins PLC	8,827	75,736
Treatt PLC	2,096	7,848
Trustpilot Group PLC(1)	12,429	38,549
TT Electronics PLC	6,176	7,709
TUI AG(1)	24,755	207,004
Vanquis Banking Group PLC(1)	7,638	9,042
Vertu Motors PLC	13,081	11,464
Vesuvius PLC	9,050	43,974
Victorian Plumbing Group PLC	7,171	7,341
Victrex PLC	3,765	39,872
Vistry Group PLC(1)	12,137	102,967
Volex PLC(2)	5,187	20,181
Volution Group PLC	8,817	72,408
Warpaint London PLC	1,346	8,983
Watches of Switzerland Group PLC(1)	11,754	67,969
Watkin Jones PLC(1)	4,955	1,896
WH Smith PLC	4,449	62,774
Wickes Group PLC	11,757	34,971
XP Power Ltd.(1)	579	6,098
XPS Pensions Group PLC	7,955	42,556
Yellow Cake PLC(1)	10,532	68,475
YouGov PLC	3,737	16,652
Young & Co.'s Brewery PLC, Class A(2)	686	8,984
Zigup PLC	10,657	49,951
Zotefoams PLC	2,131	8,561
		12,119,604
United States — 0.4%
Alcoa Corp.	271	7,537
Chord Energy Corp.	15	1,350
Coeur Mining, Inc.(1)	7,224	58,370
Golar LNG Ltd.	3,803	156,531
Kingsway Financial Services, Inc.(1)	247	3,176
Lion Electric Co.(1)	1,425	52
Luxfer Holdings PLC	344	3,932
Pagaya Technologies Ltd., Class A(1)	572	9,404
Primo Brands Corp., Class A	4,096	135,455
Quanex Building Products Corp.	109	1,823
Quanex Building Products Corp. (London)	34	569
Viemed Healthcare, Inc.(1)	15	100
		378,299
TOTAL COMMON STOCKS (Cost $86,667,806)		95,420,366

RIGHTS — 0.0%
Hong Kong — 0.0%
Melco International Development Ltd.(1)(2)	19,000	5,549
Spain — 0.0%
Almirall SA(1)	2,546	587
Viscofan SA(1)	1,449	2,820
		3,407
TOTAL RIGHTS (Cost $8,983)		8,956
WARRANTS — 0.0%
Italy — 0.0%
Fincantieri SpA(1)(2) (Cost $—)	531	1,034
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	202,706	202,706
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,074,999	1,074,999
TOTAL SHORT-TERM INVESTMENTS (Cost $1,277,705)		1,277,705
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $87,954,494)		96,708,061
OTHER ASSETS AND LIABILITIES — (0.7)%		(692,117)
TOTAL NET ASSETS — 100.0%		$96,015,944

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	23.6%
Materials	15.2%
Consumer Discretionary	13.2%
Financials	13.2%
Information Technology	8.9%
Consumer Staples	6.0%
Energy	5.1%
Health Care	4.3%
Real Estate	3.8%
Communication Services	3.7%
Utilities	2.4%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.7)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,464,073. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,672,393, which includes securities collateral of $2,597,394.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$8,598,261	—
Austria	—	1,019,185	—
Belgium	$132,210	1,287,383	—
Canada	2,263	8,824,510	—
Denmark	—	1,555,658	—
Finland	—	1,012,846	—
France	—	2,852,187	—
Germany	—	3,676,673	—
Hong Kong	—	1,328,975	—
Ireland	—	227,957	—
Israel	244,894	2,551,172	—
Italy	—	2,867,081	—
Japan	—	30,737,078	—
Netherlands	46,994	1,104,288	—
New Zealand	—	462,077	—
Norway	—	1,816,229	—
Portugal	—	313,461	—
Singapore	—	1,709,033	—
South Africa	178,745	—	—
Spain	—	1,630,053	—
Sweden	—	4,648,079	—
Switzerland	—	4,095,171	—
United Kingdom	35,699	12,083,905	—
United States	370,141	8,158	—
Rights	—	8,956	—
Warrants	—	1,034	—
Short-Term Investments	1,277,705	—	—
	$2,288,651	$94,419,410	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.